                                                    Registration No. 333-32108
                                                            File No. 811-09845

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                           [   ]

Post-Effective Amendment No.6                                              [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 9

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                    OPPENHEIMER EMERGING TECHNOLOGIES FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
      [   ] immediately upon filing pursuant to paragraph (b)
      [   ] on _______   pursuant to paragraph (b)
      [X]   60 days after filing pursuant to paragraph (a)(1)
      [   ] on _______________ pursuant to paragraph (a)(1)
      [   ] 75 days after filing pursuant to paragraph (a)(2)
      [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [   ] this post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Emerging Technologies Fund

 Prospectus dated February   , 2005

                                         Oppenheimer Emerging Technologies
                                         Fund is a mutual fund that seeks
                                         long-term capital appreciation to
                                         make your investment grow. It
                                         emphasizes investments in common
                                         stocks of U.S. and foreign companies
                                         expected to benefit in the long-
                                         term from emerging technologies.
                                            This Prospectus contains
                                         important information about the
                                         Fund's investment objective, its
                                         policies, strategies and risks. It
                                         also contains important information
                                         about how to buy and sell shares of
                                         the Fund and other account features.
                                         Please read this Prospectus
                                         carefully before you invest and keep
 As with all mutual funds, the           it for future reference about your
 Securities and Exchange Commission      account.
 has not approved or disapproved
 the Fund's securities nor has it
 determined that this Prospectus is
 accurate or complete. It is a
 criminal offense to represent
 otherwise.
                                    1234

41

CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in the common stocks of U.S. and foreign technology companies believed by the investment adviser, OppenheimerFunds, Inc. (the "Manager") to have significant growth potential. The Fund invests in companies without regard to a specific market capitalization range. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks that the Manager believes will benefit from emerging technology. The Fund considers an emerging technology to be new technology or a significant improvement or enhancement of existing technology. For these purposes, an emerging technology company is defined as a company using, producing and/or developing emerging technology products, processes and/or services. The Fund may invest a significant amount of its assets in initial public offerings (IPOs) of certain emerging technology companies. The Fund may invest up to 15% of its assets in private placement or illiquid securities. The Fund broadened its initial focus beyond bandwith-related telecommunications companies to include a wider variety of emerging technology companies, ranging from computer hardware and software to medical and consumer-related technology. The Fund's current focus includes companies involved in:
o     digital consumer appliances
o     computer upgrades
o     defense-related electronics
o     enterprise and internet system security
o     medical technology
o     biotechnology drug development
o     wireless phone equipment

      The types of companies the Manager considers to be emerging technology companies can be expected to change over time as developments in technology occur.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The
portfolio manager uses fundamental analysis, relying on internal and external research and analysis, to look for potentially high-growth emerging technology companies. A growth company or stock is one that is expected by the portfolio manager to experience rapid growth from strong sales, strong management and/or dominant market positions. The portfolio manager may consider a company's financial statements, interviews with management or an analysis of a company's operations and product developments. He may also evaluate research on particular industries, market trends and general economic conditions. The portfolio manager focuses on factors that may vary in particular cases and over time. Currently, he looks for:
      o  Companies with a track record of strong revenue;
o     Companies with potentially strong revenue and earnings growth;
      o  Companies in their early growth phase having the potential to be market leaders; and/or
o     Established companies that are well-positioned to take advantage of advances in the technology and related sectors.

      The portfolio manager employs a disciplined approach in deciding whether to sell particular portfolio securities. This approach may change over time. If a particular stock exhibits a material decrease in revenue and earnings growth, she will consider selling the stock. In addition, if the reason that the portfolio manager originally purchased the stock of a particular company materially changes, then she may also decide to sell the stock. The Fund is not required to dispose of the securities of companies that are no longer considered emerging technology companies after they have been purchased.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking long-term capital appreciation. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies. Since the Fund does not seek income and the income from its investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the
Fund may be appropriate for those investors with a longer investment time horizon, and may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have some degree of risk. The Fund's investments are subject to changes in their value from a number of factors some of which are described below. There is also the risk that poor security selection by the
Fund's Manager will cause the Fund to underperform other funds having a similar objective.

      The risks described above collectively form the expected overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.
Prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other. Securities in the Fund's portfolio may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold. Although at times some of the
Fund's investments may appreciate in value rapidly, investors should not expect that most of the Fund's investments will appreciate rapidly.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
Risks of Growth Stocks. Growth stocks may at times be favored by the market and at other times may be out of favor. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. These stocks may also have greater risk of price volatility if the company's earnings growth or stock price fails to increase as expected.

INDUSTRY AND SECTOR FOCUS. At times the Fund may also increase the relative emphasis of its investments in a particular technology industry or sector.
The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more or less than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.

RISKS OF INVESTING IN TECHNOLOGY COMPANIES. The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. For example, the Manager believes that in recent years unrealistically high investor optimism about some technology stocks, particularly Internet and communications stocks, has resulted in significant price increases of those stocks relative to the earnings of the issuer, with little or no fundamental economic basis. This factor makes those stocks subject to even greater risks of loss.

     By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

SPECIAL RISKS OF MID-SIZE AND SMALL-CAP STOCKS. The Fund may invest in the stocks of mid-size and smaller capitalization companies. While these companies may offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Mid-size and small capitalization companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling stocks of those issuers at an acceptable price, especially during periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a mid or small capitalization company, if it realizes any gain at all.

RISK OF NON-DIVERSIFICATION. The Fund is "non-diversified" under the
Investment Company Act of 1940. That means that the Fund can invest in the securities of a single issuer without limit. This policy gives the Fund more flexibility to invest in equity securities and other securities of a single issuer than if it were a "diversified" fund. However, the Fund intends to diversify its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). To meet this requirement, with respect to 50% of its total assets the Fund may invest up to 25% of its total assets in the securities of any issuer. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those securities lose market value.

SPECIAL RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility.
The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

RISKS OF FOREIGN INVESTING. The Fund has no limit on the amount of its assets that can be invested in foreign securities. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and disclosure requirements applicable to U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S.
or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.

HOW RISKY IS THE FUND OVERALL? Technology stocks can be very volatile.
Accordingly, the price of the Fund's shares can go up and down substantially.
The Fund generally will not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds complex, the Fund is considered an aggressive fund, designed for investors willing to assume greater risks in the search for potentially higher returns.
It is considered likely to be subject to greater fluctuations in its share prices than funds that are diversified and/or less specialized in the technology sector, or funds that focus on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index and a secondary index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)
  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  _______  through  _______,  the  cumulative  return (not annualized) before taxes for Class A shares was____ %.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 20.51% (4th Qtr '02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -38.55% (3rd
Qtr '01).

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Average Annual Total Returns           1 year                5 years
for the period ended December                          (or life of class if
31, 2004                                                      less)

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Class A Shares (inception

4/25/00)                                 %                      %
Return Before Taxes                      %                      %
Return After Taxes on
Distributions                            %                      %
Return After Taxes on
Distributions and Sale of
Fund Shares

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S&P 500 Index1: (reflects no             %                      %
deduction for fees, expenses

or taxes)
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Lipper Science & Technology
Fund

Index1: (reflects no                     %                      %
deduction for sales charges

or taxes)
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Class B Shares (inception

4/25/00)                                 %                      %

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Class C shares (inception

4/25/00)                                 %                      %

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Class N shares (inception

3/1/01)                                  %                      %

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Class Y Shares (inception                %                      %

4/25/00)
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1.    From 4/30/00.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (life of class); and
for Class C and Class N, the 1% contingent deferred sales charge for the
1-year period. There is no sales charge for Class Y. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities. The Index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments may vary from those in the index. The performance of the Fund's shares is also compared to the Lipper Science &
Technology Fund Index, an unmanaged index of technology funds. The Lipper index includes reinvestment of distributions but does not reflect sales charges.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31,
2004.

Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                Class A   Class B  Class C   Class N   Class Y
                                 Shares    Shares   Shares    Shares    Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) on    5.75%     None     None      None      None
purchases (as % of offering
price)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or    None1     5%2       1%3       1%4      None
redemption proceeds)
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               Class A  Class B   Class C    Class N    Class
                                                               Shares   Y
                                Shares   Shares     Shares              Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees                   %         %         %          %         %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution and/or Service                                              None
(12b-1) Fees                      %       1.00%     1.00%      0.50%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses                    %         %         %          %         %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating

Expenses                          %         %         %          %         %

--------------------------------------------------------------------------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were__ % and __% for Class A, __% and __% for
Class B,__ % and __% for Class C, __% and __% for Class N shares and__% and
__%, respectively, for Class Y shares.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)
   within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                $              $             $            $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                $              $             $            $1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares                $              $             $            $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares                $              $             $            $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares                $              $             $            $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not           1 Year        3 Years       5 Years      10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                $              $             $            $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                $              $             $            $1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares                $              $             $            $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares                $              $             $            $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares                $              $             $            $
--------------------------------------------------------------------------------
 In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.
 1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses since Class B shares automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in companies in any one industry.

      The Fund's portfolio will be invested mainly in common stocks of emerging technology companies believed by the Manager to have significant growth potential as a result of their production, development and/or use of technology products, processes and/or services. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.
Stock Investments. The Fund will emphasize investments in common stocks that the Manager believes have growth potential. They may be newer companies or more established companies entering a growth cycle. Some growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not emphasize paying dividends, and may not pay any dividends for some time. Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income. They are selected for the
      Fund's portfolio because the Manager believes the price of the stock will increase over time.
Technology Companies. The Fund expects to primarily invest in the stocks of emerging technology companies. These companies can range from small, newly-established companies to large, established corporations. Because the Fund emphasizes investment in technology, its share price is expected to fluctuate in response to events affecting that market segment. The Fund will not concentrate 25% or more of its total assets in investments in any one industry. However, the Fund may hold a significant portion of its assets in industries such as:
      aerospace/defense; broadcasting; cable television; communications equipment; computer hardware; computer software; electronics; health care/supplies and services; pharmaceuticals/drug development;
      information technologies; telecommunication; and wireless.
Small Capitalization Stock Investments. The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies, including those that have been in operation for a relatively short period. Small-cap companies tend to be companies that are developing new products or services that the Manager believes have relatively favorable prospects, or that are expanding into new and growing markets. Emerging growth companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

      While smaller capitalization companies may have potential for rapid growth, they often are subject to higher risks because they lack the managerial experience, financial resources, product diversification and competitive strengths of larger, more established companies. In addition, in many instances, the securities of smaller companies are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and may be less liquid. If the Fund were to try to sell large positions in small-cap stocks, it might have to sell them at discounts from quoted prices or might have to make a series of small sales over an extended period of time that might result in less favorable prices than in a block sale.
Investing in Initial Public Offerings (IPOs). The Fund may purchase shares in
      IPOs. The Manager generally allocates IPO purchases among the various funds that it advises, for which that IPO is a suitable investment and one that the Fund wants to acquire. Due to the potentially small relative amount of an IPO allocation available to the Fund, the Fund might not be able to purchase as many shares of an IPO as it requests.
      Because of the volatility of IPO shares, the Fund might hold these shares for only a very short time. This could increase the turnover of the Fund's portfolio and increase its expenses.
Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. These securities can be issued by domestic or foreign companies. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

      Convertible securities are rated by nationally recognized rating organizations such as Moody's Investors Service or are given comparable ratings by the Manager. "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the
      Manager. Lower- grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities. Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Portfolio Turnover. The Fund can engage in active and frequent short-term trading while trying to achieve its objective. It may have a portfolio turnover rate that is in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund
      (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The
      Financial Highlights table at the end on this Prospectus shows the
      Fund's portfolio turnover rates during past fiscal years.

Can the Fund's Investment Objective and Policies Change? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Investing in Special Situations. At times the Fund might invest in companies to try to benefit from what the Manager perceives to be special situations. These may be mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
       "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments. Derivatives may increase the volatility of the Fund's share prices or cause investment losses.

o     Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." The Fund does not intend to use these instruments extensively and is not required to do so to seek its objective or for speculative purposes. It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

   Some of these strategies could be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, could tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on the fund . If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the
      Fund's return.
Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

PORTFOLIO  HOLDINGS.  The Fund's portfolio  holdings are included in semi-annual and annual reports that are  distributed to  shareholders  of the Fund within 60 days after the close of the period for which such report is being made. The Fund also makes  disclosures  of the  portfolio  securities  holdings in Statement of
Investments  under Form N-Q,  filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made  publicly  available  no later  than 60 days  after the close of the Fund's fiscal quarter.

A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Portfolio Manager. The portfolio manager of the Fund is Laura Granger. She is the person primarily responsible for the day-to-day management of the
      Fund's portfolio. Ms. Granger has been a Vice President of the Manager since October 2000. She is also a portfolio manager of another
      Oppenheimer fund. She was formerly a portfolio manager at Fortis
      Advisors from July 1998 to October 2000.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 1.00% of the first $200 million of average annual net assets; 0.95% of the next $200 million; 0.90% of the next $200 million;
      and 0.85% of average net assets over $600 million. The management fee for the fiscal year ended October 31, 2004 was ___% of average annual net assets for each class of shares.

PENDING  LITIGATION.  Six law suits have been filed as putative derivative and class actions against the Fund's investment Manager,  Distributor and Transfer
Agent,  some of the  Oppenheimer  funds  including  the Fund and  Directors or
Trustees  of some of those  funds.  The  complaints  allege  that the  Manager charged  excessive  fees for  distribution  and other costs,  improperly  used assets of the funds in the form of directed  brokerage  commissions  and 12b-1 fees to pay  brokers  to promote  sales of  Oppenheimer  funds,  and failed to properly  disclose the use of fund assets to make those  payments in violation of the  Investment  Company Act and the  Investment  Advisers Act of 1940. The
complaints  further allege that by permitting  and/or  participating  in those actions,  the defendant  Directors or Trustees breached their fiduciary duties to fund  shareholders  under the  Investment  Company  Act and at common  law.
Those law suits were filed on August 31, 2004,  September  3, 2004,  September
14, 2004,  September  14, 2004,  September  21, 2004 and  September  22, 2004,
respectively,  in the U. S.  District  Court for the Southern  District of New
York.  By order dated October 27, 2004,  these six actions and future  related actions,  were  consolidated by the District Court into a single  consolidated proceeding in  contemplation  of the filing of a superceding  consolidated and amended complaint.  The present  complaints seek unspecified  compensatory and punitive damages,  rescission of the funds' investment advisory agreements, an accounting of all fees paid,  and an award of attorneys'  fees and  litigation expenses.

The  Manager  and the  Distributor  believe  the claims  asserted in these law suits to be without  merit,  and intend to defend  the suits  vigorously.  The
Manager  and the  Distributor  do not  believe  that the  pending  actions are likely to have a material  adverse  effect on the Fund or on their  ability to perform their respective  investment advisory or distribution  agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.  A broker may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.
Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, in most cases, the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.
How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.
   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.
      o     Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.
How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase             Front-End       Front-End      Concession As
                                                Sales
                                                Charge As a
                                Sales           Percentage of
                                Charge As a     Net
                                Percentage of   Amount         Percentage of
                                Offering Price  Invested       Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000                   5.75%          6.10%           4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but less than       5.50%          5.82%           4.75%
 $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but less than       4.75%          4.99%           4.00%
 $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but less           3.75%          3.90%           3.00%
 than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but less           2.50%          2.56%           2.00%
 than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but less           2.00%          2.04%           1.60%
 than $1 million
 ------------------------------------------------------------------------------

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of the fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a
      "Letter of Intent."  The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To reduce the Class A front-end sales charge under the rates in the table above that apply to larger
         purchases, you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or previously made by you and your spouse and still held) in Class A and Class B shares of the Fund and other
         Oppenheimer funds (a list is in the Statement of Additional
         Information under "How to Buy Shares - The Oppenheimer
         Funds"). You may not include Class A shares of Oppenheimer
         Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint
         accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a
         trust, estate or other fiduciary account (including employee benefit plans for the same employer) that has multiple
         accounts. To qualify for this Right of Accumulation, if you are buying shares directly from the Fund you must inform the
         Fund's Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

               To count  shares of  eligible  Oppenheimer  funds  held in
         accounts   at  other   intermediaries   under   this   Right  of
         Accumulation,  you may be requested  to provide the  Distributor or  your  current  intermediary  (depending  on the  way you are buying your  shares) a copy of each  account  statement  showing
         your   current   holdings   of  the  Fund  or   other   eligible
         Oppenheimer  funds,  including  statements  for accounts held by you  and  your  spouse  or  in  retirement  plans  or  trust  or custodial  accounts for minor children as described  above.  The
         Distributor  or  intermediary   through  which  you  are  buying
         shares will combine the value of all your  eligible  Oppenheimer fund accounts  based on the current  offering price per share to
         determine  what  Class  A  sales  charge   breakpoints  you  may
         qualify for on your current purchase.

o     Letters of Intent. You may also reduce the Class A front-end sales charge on current purchases of shares of the Fund under the rates in the table above by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except Class A shares of
         Oppenheimer Money Market Fund and Oppenheimer Cash Reserves)
         over a 13-month period. The total amount of your intended
         purchases of Class A and Class B shares will determine the reduced sales charge rate that will apply to Class A shares of the Fund purchased during that period. You can include
         purchases made up to 90 days before the date of the Letter.
         Submitting a Letter of Intent does not obligate you to
         purchase the specified amount of shares.  You can also apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales charge. This
         privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B
         shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix B to the Statement of Additional
         Information, which is also available on the OppenheimerFunds website, at www.oppenheimerfunds.com (under the hyperlinks
                     ------------------------
         "Access Accounts and Services - Investor Service Center"). To
         receive a waiver or special sales charge rate under these
         programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being
         purchased) at the time of purchase or notify the Transfer
         Agent with at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers,
         financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own
         resources at the time of sale, subject to certain exceptions described in "Retirement Plans" in the Statement of Additional
         Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts"). However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25%
      of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year (As % of
                                        Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans and Section 529 plans, among others. Individual investors cannot buy
Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.
Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the
      full Class B, Class C or Class N asset-based sales charge
      and the service fee to the dealer beginning in the first
      year after purchase of such shares in lieu of paying the
      dealer the sales concession and the advance of the first
      year's service fee at the time of purchase, if there is a
      special agreement between the dealer and the Distributor.
      In those circumstances, the sales concession will not be
      paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds
      Recordkeeper Pro program, the Distributor will pay the Class
      C asset-based sales charge to the dealer of record in the
      first year after the purchase of such shares in lieu of
      paying the dealer a sales concession at the time of
      purchase.  The Distributor will use the service fee it
      receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts
      holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the
      Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Redemption Fee.  The Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase. The fee applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the Transfer Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days.
For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction.
Shares held the longest will be redeemed first.

      The redemption fee is not imposed on shares:
o     held in omnibus accounts of a financial intermediary, such as a broker-dealer or a retirement plan fiduciary (however,
               shares held in retirement plans that are not in omnibus
               accounts, Oppenheimer-sponsored retirement plans such as
               IRAs, and 403(b)(7) plans are subject to the fee), if
               those institutions have not implemented the system
               changes necessary to be capable of processing the
               redemption fee;
o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar fee-based
               programs and that have been identified to the
               Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds
               Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with
               the Distributor that permits such redemptions without
               the imposition of these fees, such as asset allocation
               programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.
Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o  The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the Fund's implementation of its investment strategies may be negatively affected or the Fund might have to raise or retain more cash than the portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's performance.
   o  The Board of Trustees has adopted a policy that beginning on or about
      ________, 2005, would allow shareholders to exchange (either their full or partial account balance) from one fund account to another fund
      account once in any 30-day calendar period.   When shares are exchanged
      into an account, that account would be "blocked" from allowing further exchanges for a period of 30 calendar days from the date of the exchange.  This block will apply to the full account balance and not just to the value of the amount exchanged into that account.  For example, if a shareholder exchanged $1,000 from one fund into an account in another fund where the shareholder already owned shares worth $10,000, then following the exchange the full $11,000 in the account that the shares exchanged into would be blocked from exchange for a period of 30 calendar days.
   o  A shareholder would be permitted to exchange shares from a stock or bond fund into a money market fund at anytime, even if the shareholder had exchanged shares into the stock or bond fund in the prior 30 days.
      However, all of the shares of the money market fund would then be blocked from further exchange for 30 calendar days from the date of the exchange into the money market fund.
   o  Shareholders would be permitted to redeem their shares at any time subject to the terms of this prospectus.
   o  This policy would not apply to (a) accounts held in omnibus accounts in the name of a broker-dealer or other financial institution, or (b)
      omnibus accounts held in the name of a retirement plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the transfer agent. However, the Transfer Agent will monitor overall purchase and redemption activity in those accounts to seek to identify patterns of excess activity that may suggest excessive purchase, redemption or exchange activity at the underlying owner level (for example, monitoring for annualized purchases and redemptions exceeding a percentage of the assets held in the account). The intermediary or administrator will be notified and asked to review account activity, and to confirm to the transfer agent and the fund that appropriate action has been taken to curtail the activity.
   o  The reinvestment of dividends or distributions from one fund into shares of another fund and/or the conversion of Class B shares into
      Class A shares will not be counted as an exchange for purposes of imposing the 30 day limit.
   o  When the Transfer Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its
      investments, the Fund and the Transfer Agent may reject purchase orders and/or exchanges into the Fund.  This is true even if the exchange activity has not exceeded the exchange policy outlined above.  The history of frequent trading activity in all accounts known by the Transfer Agent to be under common ownership or control within the OppenheimerFunds complex may be considered by the Transfer Agent, with respect to the review of frequent trading involving this Fund as part of the Transfer Agent's procedures to detect and deter excessive exchange activity.
   o  There is no guarantee that the limitations described above will be sufficient to identify or curtail excessive trading activity.
      Additionally, there is no guarantee that the Transfer Agent will be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and
      therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to curtail that activity.
   o  The Fund permits dealers or financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).  The Manager, the Distributor and/or the Transfer
      Agent have agreements with a limited number of broker-dealers and investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those broker-dealers or advisers follow the exchange policy as stated above and agree to certain additional restrictions on their exchange activity (which are more stringent than the restrictions that apply to other
      shareholders).  Those restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts
      (including pursuant to the arrangements described above) if, in the
      Transfer Agent's judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.
   o  Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account) receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  The
      Transfer Agent may delay the reinvestment of the proceeds of an exchange up to seven days if it determines in its discretion that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any purchase and/or exchange order and is currently not obligated to provide notice before rejecting such an order. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last business "regular business day" of September. See the Statement of
      Additional Information (shareholders may visit the OppenheimerFunds website) to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

43

INFORMATION AND SERVICES

For More Information on Oppenheimer Emerging Technologies Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-09845   The Fund's shares are distributed by:
PR0765.001.1204                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                          Appendix to Prospectus of
                    Oppenheimer Emerging Technologies Fund

      Graphic Material included in the Prospectus of Oppenheimer Emerging
Technologies Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Emerging
Technologies Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each calendar year, since the Fund's inception, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Emerging Technologies Fund
Ended                               Class A Shares
-----                               --------------

12/31/01                           -55.02%
12/31/02                           -51.17%
12/31/03                            _____%
12/31/04%

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Oppenheimer Emerging Technologies Fund
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated February  , 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  February  ,  2005  It  should  be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks...
   The Fund's Investment Policies.......................................
   Other Investment Techniques and Strategies...........................
   Investment Restrictions..............................................
   Disclosure of Portfolio Holdings.....................................

How the Fund is Managed.................................................
   Organization and History.............................................
   Board of Trustees and Oversight Committees...........................
   Trustees and Officers of the Fund....................................
   The Manager..........................................................
Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Independent Auditors' Report............................................
Financial Statements ...................................................

Appendix A: Industry Classifications....................................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and WaiversB-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc. (the "Manager"),  can select for the Fund.  Additional information  is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its objective.  It may use some of the special  investment  techniques and strategies at some times or not at all.

      |X| Investments in Equity  Securities.  The Fund focuses its investments in equity  securities of companies that the Manager believes will benefit from existing  technologies as well as enhancement and  improvements in technology.
Equity  securities  include  common  stocks,   preferred  stocks,  rights  and
warrants,  and  securities  convertible  into common stock.  The Fund does not limit its holdings of equity  securities to companies of any particular market capitalization  range.  Current  income  is not a  criterion  used  to  select portfolio  securities.  However,  certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some  opportunities  for capital  appreciation when stocks are  disfavored).  Other debt  securities may be selected  because they are  convertible  into common stock,  as discussed  below in "Convertible
Securities."

            |_|    Over-the-Counter    Securities.    Securities    of   small
capitalization  issuers  may  be  traded  on  securities  exchanges  or in the over-the-counter  market. The over-the-counter  markets,  both in the U.S. and abroad,  may have less liquidity than  securities  exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap growth companies may offer greater  opportunities  for capital appreciation  than securities of large, more established  companies.  However, these  securities  also  involve  greater  risks  than  securities  of  larger companies.  Securities  of small  capitalization  issuers  may be  subject  to greater price  volatility in general than  securities of large-cap and mid-cap companies.  Therefore,  to the degree that the Fund has investments in smaller capitalization  companies  at times of market  volatility,  the  Fund's  share price may fluctuate  more. As noted below,  the Fund limits its investments in unseasoned small cap issuers.

             Convertible Securities.  While some convertible securities are a form of debt  security,  in many  cases  their  conversion  feature  (allowing conversion into equity  securities)  causes them to be regarded by the Manager more as "equity  equivalents." As a result,  the credit rating assigned to the security has less impact on the Manager's  investment decision with respect to convertible debt securities than in the case of  non-convertible  fixed-income securities.  To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
(3)   the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

      Convertible  securities  rank senior to common stock in a  corporation's capital  structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's price will likely increase when prevailing  interest rates fall and decrease when prevailing  interest rates rise. If the conversion value exceeds the investment  value,  the security will behave more like an equity security:
it will  likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no  limitations  on the  ratings  of the  convertible  debt
securities   that  it  can  buy.   They  can  include   securities   that  are
investment-grade  or  below  investment  grade.   Securities  that  are  below
investment  grade  (whether they are rated by a  nationally-recognized  rating organization  or are unrated  securities  that the  Manager  deems to be below
investment  grade)  have  greater  risks  of  default  than   investment-grade
securities.  Additionally,  debt securities are subject to interest rate risk.
Their  values  tend to fall  when  interest  rates  rise.  The  Fund  does not anticipate  that it will  invest a  substantial  amount of its assets in these types of securities.

             Rights and  Warrants.  The Fund can invest up to 5% of its total assets in  warrants or rights.  That 5% limit does not apply to  warrants  and rights  the Fund has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that the Fund  buys.  Warrants  basically  are options to purchase equity  securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short  duration  and are  distributed  directly  by the  issuer  to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

             Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the corporation's earnings.  Preferred stock
dividends  may  be  cumulative  or   non-cumulative.   "Cumulative"   dividend
provisions  require  all or a portion  of prior  unpaid  dividends  to be paid before  dividends can be paid on the issuer's  common stock.  Preferred  stock may be  "participating"  stock,  which  means  that  it may be  entitled  to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing  calls  or  redemptions  prior to  maturity,  which  can also  have a negative  impact  on prices  when  interest  rates  decline.  Preferred  stock generally  has a  preference  over  common  stock  on  the  distribution  of a corporation's  assets  in the event of  liquidation  of the  corporation.  The rights of preferred stock on  distribution  of a  corporation's  assets in the event of a liquidation  are  generally  subordinate  to the rights  associated with a corporation's debt securities.

       Initial Public Offerings (IPOs).  The Fund may purchase  securities in
IPOs. By  definition,  IPOs have not traded  publicly  until the time of their offering.  Special risks  associated with IPOs may include a limited number of shares available for trading,  unseasoned trading,  lack of investor knowledge of the company,  and limited operating history, all of which may contribute to price  volatility.  The limited number of shares available for trading in some
IPOs  may  make it more  difficult  for  the  Fund to buy or sell  significant amounts of shares  without an  unfavorable  impact on  prevailing  prices.  In addition,  some IPOs are involved in  relatively  new  industries  or lines of business,  which  may  not be  widely  understood  by  investors.  Some of the companies  involved in new industries may be regarded as  developmental  stage companies,  without revenues or operating income,  or the near-term  prospects of such. In addition,  foreign initial public offerings are subject to foreign political  and  currency  risks.  Many  IPOs are  issued  by  undercapitalized companies of small or microcap size.

       Foreign Securities.  The Fund can purchase equity securities issued or guaranteed by foreign companies.  "Foreign securities" include equity and debt securities of companies  organized  under the laws of countries other than the
United States.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            |_|   Risks  of  Foreign   Investing.   Investments   in  foreign
securities  may offer  special  opportunities  for  investing but also present special  additional  risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
         rates  or  currency  control   regulations  (for  example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Passive Foreign  Investment  Companies.  Some securities of corporations domiciled  outside the U.S.  which the Fund may  purchase,  may be  considered passive foreign investment  companies ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate primarily passive income. They tend to be growth companies or "start-up"  companies.  For federal tax purposes,  a corporation  is  deemed  a PFIC if 75% or more  of the  foreign  corporation's gross  income for the income  year is passive  income or if 50% or more of its assets are assets that produce or are held to produce passive income.  Passive income is  further  defined as any income to be  considered  foreign  personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in PFICs  involves  the risks  associated  with  investing in foreign  securities,  as  described  above.  There are also the risks that the
Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal  tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report  investment income from PFICs.  Following  industry standards,  the Fund makes every effort to ensure  compliance with federal tax reporting of these  investments.  PFICs are considered  foreign securities for the purposes of the Fund's minimum  percentage  requirements or limitations of investing in foreign securities.

      Subject  to the limits  under the  Investment  Company  Act of 1940 (the
"Investment  Company  Act"),  the Fund may also invest in foreign mutual funds which are also deemed PFICs  (since  nearly all of the income of a mutual fund is  generally  passive  income).  Investing  in these types of PFICs may allow exposure  to various  countries  because  some  foreign  countries  limit,  or prohibit,  all  direct  foreign  investment  in the  securities  of  companies domiciled therein.

      In addition to bearing their  proportionate  share of a fund's  expenses
(management fees and operating  expenses),  shareholders  will also indirectly bear  similar  expenses of such  entities.  Additional  risks of  investing in other  investment  companies are described  below under  "Investment  in Other
Investment Companies."

      |_| Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for growth  investing  but have greater risks than more developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in
their  securities   markets,   and  settlements  of  purchases  and  sales  of
securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and profits  because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

       Portfolio Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%  annually.  The Fund's  portfolio  turnover rate  will  fluctuate  from  year to  year,  and the  Fund  expects  to have a portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund,  which may reduce its overall  performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  from time to time can  employ  the types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

        Investing  in Small,  Unseasoned  Companies.  The Fund can  invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three (3) years,  including  the  operations of any predecessors.  Securities  of these  companies may be subject to volatility in their prices. They might have a limited trading market,  which could adversely affect  the Fund's  ability to dispose of them and could  reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained.  The Fund  currently  does not intend to invest more than 15% of its net assets in those securities.

       Illiquid and Restricted Securities.  Under the policies and procedures established  by the Fund's  Board of  Trustees,  the  Manager  determines  the liquidity  of certain of the  Fund's  investments.  To enable the Fund to sell its  holdings  of  a  restricted  security  not  registered  under  applicable
securities   laws,  the  Fund  may  have  to  cause  those  securities  to  be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven (7) days.

       Loans of Portfolio  Securities.  To raise cash for liquidity purposes, the Fund can lend its  portfolio  securities  to  brokers,  dealers  and other types of  financial  institutions  approved by the Fund's  Board of  Trustees.
These loans are  limited to no more than 25% of the value of the Fund's  total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days'  notice or in time to vote on any important matter.

       Borrowing for Leverage.  The Fund has the ability to borrow from banks on an unsecured  basis to invest the borrowed  funds in portfolio  securities.
This  speculative  technique is known as "leverage."  The Fund may borrow only from banks.  Under current  regulatory  requirements,  borrowings  can be made only to the extent that the value of the Fund's assets,  less its  liabilities other than borrowings,  is equal to at least 300% of all borrowings (including the proposed borrowing).  If the value of the Fund's assets fails to meet this
300% asset  coverage  requirement,  the Fund will  reduce its bank debt within three (3) days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so, it will not likely do so to a substantial degree.

        Non-Diversification  of  Investments.  The  Fund  is  operated  as  a
"non-diversified"  portfolio.  As a non-diversified  investment  company,  the
Fund may be subject to greater  risks than a  diversified  company  because of the  possible  fluctuation  in the  values  of  securities  of fewer  issuers.
However,  at the close of each fiscal quarter at least 50% of the value of the
Fund's total assets will be represented  by one or more of the following:  (i)
cash and cash items, including  receivables;  (ii) U.S. government securities;
(iii) securities of other regulated investment companies;  and (iv) securities
(other than U.S.  government  securities  and  securities  of other  regulated investment  companies)  of any one or more  issuers  which meet the  following limitations:  (a) the Fund will not invest more than 5% of its total assets in the  securities of any such issuer and (b) the entire amount of the securities of such  issuer  owned by the Fund  will not  represent  more  than 10% of the outstanding voting securities of such issuer. Additionally,  not more than 25%
of the value of a Fund's  total  assets may be invested in the  securities  of any one issuer.

        Derivatives.   The  Fund  can  invest  in  a  variety  of  derivative
investments to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.  However, the Fund does not use,  and  does  not  currently  contemplate  using,  derivatives  or  hedging instruments to a significant degree.

      Some  of the  derivative  investments  the  Fund  can use  include  debt exchangeable for common stock of an issuer or "equity-linked  debt securities"
of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Manager expected.

       Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use them.  It is not  required to do so in seeking its goal. To attempt to protect  against  declines in the market value of the Fund's portfolio,  to permit the Fund to retain unrealized gains in the value  of  portfolio  securities  which  have  appreciated,  or to  facilitate selling securities for investment reasons, the Fund could:
        sell futures contracts,
        buy puts on such futures or on securities, or
        write covered calls on securities or futures.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
        buy futures, or
        buy calls on such futures or on securities.
      If the Fund hedges with futures  and/or  options on futures,  it will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

              Futures.  The  Fund  can buy and sell  futures  contracts  that relate to (1)  broadly-based  stock  indices  (these are referred to as "stock index  futures"),  (2) an individual  stock ("single stock futures") (3) other
broadly-based   securities  indices  (these  are  referred  to  as  "financial futures"),  (4) debt  securities  (these are  referred  to as  "interest  rate
futures"),   (5)  foreign  currencies  (these  are  referred  to  as  "forward contracts"),  and  (6)  commodities  (these  are  referred  to  as  "commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  Financial futures are similar contracts based on the  future  value of the  basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract  to  close  out  the  position.  Similarly,  a  single  stock  future obligates  the  seller  to  deliver  (and the  purchaser  to  take)  cash or a specified  equity  security to settle the futures  transaction.  Either  party could  also  enter  into an  offsetting  contract  to close out the  position.
Single  stock  futures  trade on a very  limited  number  of  exchanges,  with contracts typically not fungible among the exchanges.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

             Put and Call  Options.  The Fund can buy and sell certain  kinds of put options ("puts") and call options ("calls").  The Fund may buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities options, currency options, and options on the other types of futures described above.

              Writing  Covered  Call  Options.  The Fund can write  (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.
That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

             Writing  Uncovered  Call Options on Future  Contracts.  The Fund
can  also  write  calls on a  futures  contract  without  owning  the  futures contract or securities  deliverable under the contract.  To do so, at the time the call is written,  the Fund must cover the call by identifying on its books an  equivalent  dollar  amount  of  liquid  assets.  The Fund  will  segregate additional  liquid  assets if the value of the  segregated  assets drops below
100%  of the  current  value  of  the  future.  Because  of  this  segregation requirement,  in no  circumstances  would the Fund's  receipt  of an  exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

              Writing  Put  Options.  The Fund may  sell put  options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than
50% of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

              Purchasing  Calls  and  Puts.  The Fund can  purchase  calls to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during  the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund either to resell the put or to buy the underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on  securities or futures the Fund owns enables the Fund to attempt to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment  at the exercise  price to a seller of a  corresponding put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will have paid the  premium but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

             Buying and Selling Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional cash  consideration  identified on its books) upon  conversion or exchange of other  foreign  currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by identifying on its books cash, U.S. government  securities or other liquid, high-grade  debt  securities  in an amount equal to the exercise  price of the option.

             Risks of Hedging with  Options and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  concession  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  concessions  could be higher on a relative basis than the concessions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on indices or futures  to  attempt  to protect  against  declines  in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used  hedging  instruments  in a short  hedge,  the  market might  advance and the value of the  securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would lose money on the  hedging instruments  and also  experience  a  decline  in the  value of its  portfolio securities.  However,  while this could occur for a very brief  period or to a very  small  degree,  over  time  the  value  of a  diversified  portfolio  of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, indices  or on  securities.  It is  possible  that  when the Fund  does so the market might  decline.  If the Fund then concludes not to invest in securities because  of  concerns  that the  market  might  decline  further  or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

              Forward  Contracts.  Forward  contracts  are  foreign  currency exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging" where the
Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund could enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying on its books liquid  assets  having a value equal to the  aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or concessions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

              Regulatory  Aspects of  Hedging  Instruments.  The  Commodities
Futures Trading  Commission (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated entities including registered  investment companies  and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Fund's  investment  advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this  statement of additional information.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under   interpretations  of  staff  of  the  SEC  regarding   applicable
provisions  of the  Investment  Company Act of 1940 (the  "Investment  Company
Act"),  when the Fund purchases a future,  it must segregate  liquid assets in an amount equal to the purchase  price of the future,  less the margin deposit applicable to it.

             Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term and 40% short-term capital gains or losses under the Code.  However, foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally  are  treated  as  ordinary  income or loss.  In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes  of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules  prescribed  pursuant to the
Internal  Revenue  Code.  An election  can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

       Temporary Defensive and Interim Investments.  When market, economic or political  conditions  are unstable,  or the Manager  believes it is otherwise appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive  purposes.  The Fund can also  purchase  these securities for liquidity  purposes to meet cash needs due to the redemption of
Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
|_|   high-quality    (rated    in    the    top    rating    categories    of
            nationally-recognized   rating  organizations  or  deemed  by  the
            Manager to be of  comparable  quality),  short-term  money  market instruments,  including  those  issued  by the U. S.  Treasury  or other government agencies,
|_|   commercial paper  (short-term,  unsecured,  promissory notes of domestic or  foreign  companies)  rated  in the top  rating  category  of a nationally-recognized rating organization,
|_|   debt obligations of corporate issuers, rated investment-grade  (rated at least Baa by Moody's  Investors  Service,  Inc. or at least BBB by
            Standard & Poor's  Corporation,  or a comparable rating by another rating organization),  or unrated securities judged by the Manager to  have  a  comparable  quality  to  rated  securities  in  those categories,
|_|   preferred stocks,
|_|   certificates  of  deposit  and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

        Repurchase  Agreements.  The Fund can acquire  securities  subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 15% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven
 days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

o     Investment in Other  Investment  Companies.  The Fund can also invest in the  securities  of other  investment  companies,  which can include  open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the Investment  Company Act that apply to those types of investments, and the following:

o    additional  limitation:  the Fund cannot invest in the  securities of other registered  investment  companies or registered unit  investment  trusts in reliance on sub-paragraph  (F) or (G) of section 12(d)(1) of the Investment
     Company Act.

For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded
Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

Investment Restrictions

       What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
            67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's  principal  investment  policies are described in the Prospectus.

      |X| What are the Fund's Additional  Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot  invest 25% or more of its total assets in securities of issuers  having their  principal  business  activities in the same
            industry.   The   percentage   limitation   in   this   investment
            restriction  does not apply to securities  issued or guaranteed by the U.S. government or its agencies and instrumentalities.
o     The Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total  assets at the time of the  borrowings.  The Fund can borrow only from banks.  The Fund's  borrowings must comply with the 300%
            asset coverage  requirement  under the Investment  Company Act, as such requirement may be amended from time to time.
o     The Fund cannot make loans  except (a)  through  lending of  securities,
            (b) through the purchase of debt  securities or similar  evidences of  indebtedness,  (c) through an  interfund  lending  program (if applicable)  with other  affiliated  funds,  provided that no such loan may be made if,  as a result,  the  aggregate  of such  loans would  exceed 33 1/3% of the value of its total  assets  (taken at market  value  at  the  time  of  such  loans),  and  (d)  through repurchase agreements.
o     The Fund cannot buy or sell real estate.  However, the Fund can purchase securities  secured by real estate or interests in real estate, or issued by issuers  (including real estate investment  trusts) that invest in real estate or interests  in real  estate.  The Fund may hold and sell real  estate as  acquired  as a result of the Fund's ownership of securities.
o     The Fund cannot  underwrite  securities of other companies.  A permitted exception  is in case  the  Fund is  deemed  to be an  underwriter under the  Securities  Act of 1933 when  reselling any  securities held in its own portfolio.
o     The Fund cannot issue  "senior  securities,"  except as permitted  under the  Investment  Company Act.  This  limitation  does not prohibit certain  investment  activities  for which  assets of the Fund are
            designated  as  segregated,   or  margin,   collateral  or  escrow
            arrangements  are established,  to cover the related  obligations.
            Examples of those  activities  include  borrowing  money,  reverse
            repurchase    agreements,    delayed-delivery    and   when-issued
            arrangements for portfolio securities transactions,  and contracts to  buy or  sell  derivatives,  hedging  instruments,  options  or futures.

      |X|  Non-Fundamental  Investment  Restrictions.  The following operating policies  of the Fund  are not  fundamental  policies  and,  as  such,  may be changed  by vote  of a  majority  of the  Fund's  Board  of  Trustees  without shareholder approval. These additional restrictions provide that:
o     The Fund cannot  purchase  securities on margin.  However,  the Fund can make margin deposits when using hedging instruments  permitted by any of its other policies.
o     The Fund  cannot  invest  in  companies  for the  purpose  of  acquiring control or management of those companies.
o     The Fund cannot invest or hold  securities of any issuer if officers and trustees of the Fund or the  Manager  individually  beneficially  own more than 1/2 of 1% of the  securities  of that  issuer and  together own more than 5% of the securities of that issuer.
o     The Fund  cannot  invest  in  interests  in oil,  gas or  other  mineral exploration or development programs.
o     The Fund cannot  pledge,  mortgage or  otherwise  encumber,  transfer or assign  any of its assets to secure a debt.  Collateral  arrangements
         for  premium  and  margin   payments  in   connection   with  hedging
         instruments are not deemed to be a pledge of assets.

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
         Company Act.

      As a matter of  non-fundamental  policy, the Fund also may invest all of its  assets  in the  securities  of a single  open-end  management  investment company for which the  Manager or one of its  subsidiaries  or a successor  is advisor  or  sub-advisor,  notwithstanding  any other  fundamental  investment policy or limitation.  The Fund is permitted by this policy (but not required)
to adopt a  "master-feeder"  structure  in which the Fund and  other  "feeder"
funds would invest all of their assets in a single pooled  "master fund" in an effort to take  advantage of potential  efficiencies.  The Fund has no present intention  of  adopting  a  "master-feeder"  structure.  The Fund  would  seek approval  of its  Board  of  Trustees,  and  update  its  Prospectus  and this
Statement  of  Additional  Information,  prior to  adopting a  "master-feeder"
structure.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction applies on an on-going basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix A to this  Statement  of  Additional  Information.  That is not a fundamental policy.

      Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination by employees, officers and/or directors of the Investment Advisor, Distributor, and Transfer Agent of
      information about the portfolio securities holdings of the Funds.
      These policies are designed to assure that dissemination of non-public information about portfolio securities is distributed for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
      Fund's investment program or enable third parties to use that information in a manner that is harmful to a Fund.

      Until publicly disclosed, a Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a Fund's behalf.

      The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Advisor or any affiliated person of the Investment Advisor) in connection with the disclosure a Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the investment Advisor and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.  The top 20 holdings also shall be posted on the Companies' website at www.oppenheimerfunds.com in the
      "Fund Profiles" section.  Other general information about a Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Except under special limited circumstances discussed below, month-end lists of a Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Investment
            Advisor's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Investment Advisor's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep confidential information that is not publicly available regarding a Fund's holdings and agreeing not to trade directly or indirectly based on the information.
      Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Investment Advisor, Distributor, or Transfer Agent, or
      their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Investment Advisor, Distributor and Transfer
            Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and auditors,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Investment Advisor to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, because securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and dealers or with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker or dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
      15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Investment Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Investment Advisor in connection with portfolio trading, and (2) by the members of the Investment Advisor's Security Valuation Group and
      Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on a
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Investment Advisor or attorneys on the legal staff of the Investment Advisor, Distributor, or Transfer
      Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (if entire portfolio holdings are
            provided, however, it shall be done only pursuant to a
            confidentiality agreement),
o     Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Investment
      Advisor's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary
      representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Investment Advisor,
      Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Investment Advisor, Distributor, Transfer Agent, and
      their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Investment Advisor and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

      [_____]

How the Fund is Managed

Organization and History. The Fund is an open-end,  non-diversified management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust on February 25, 2000.

|X|   Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same  investment  portfolio.
Only retirement plans may purchase Class N shares. Only certain  institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders,  but may do so from  time to  time on  important  matters  or when required  to do so by the  Investment  Company  Act  or  other  applicable  law.
Shareholders have the right, upon a vote of two-thirds of the outstanding shares of the Fund,  to remove a Trustee,  or to take  other  action  described  in the
Fund's Declaration of Trust.

      The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial  loss from being held liable as a  "partner"  of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit  Committee,  a Regulatory & Oversight
Committee, a Governance Committee,  and a Proxy Committee. The Audit Committee
is  comprised  solely  of  Independent  Trustees.  The  members  of the  Audit
Committee are Joel Motley (Chairman),  Kenneth Randall,  Edward Regan and Mary
Miller.  The Audit  Committee  held  meetings  during the Fund's  fiscal  year
ended  October  31,  2004.  The  Audit  Committee   provides  the  Board  with
recommendations  regarding  the selection of the Fund's  independent  auditor.
The Audit  Committee  also  reviews  the scope and  results  of audits and the audit  fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning  the  Fund's  internal  accounting  procedures,  and  controls  and reviews reports of the Manager's  internal auditor,  among other duties as set forth in the Committee's charter.

      The members of the  Regulatory  & Oversight  Committee  are Robert Galli
(Chairman),  Joel Motley and Phillip  Griffiths.  The  Regulatory  & Oversight
Committee  held  meetings  during the Fund's  fiscal  year ended  October  31,
2004. The Regulatory & Oversight  Committee evaluates and reports to the Board on the Fund's contractual arrangements,  including the Investment Advisory and
Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian  agreements  as well as the policies and  procedures  adopted by the
Fund to comply  with the  Investment  Company  Act and other  applicable  law, among other duties as set forth in the Committee's charter.

      The  members  of  the   Governance   Committee  are  Phillip   Griffiths
(Chairman),  Kenneth Randall and Russell Reynolds Jr. The Governance Committee
held __ meetings  during the Fund's  fiscal year ended  October 31, 2004.  The
Governance  Committee reviews the Fund's governance  guidelines,  the adequacy of the Fund's Codes of Ethics, and develops  qualification  criteria for Board members consistent with the Fund's governance  guidelines,  among other duties set forth in the Committee's charter.

      The  members of the Proxy  Committee  are Edward  Regan  (Chairman)  and
Russell  Reynolds.  The  Proxy  Committee  held  meetings  during  the  Fund's fiscal year ended  October 31, 2004.  The Proxy  Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees  and Officers of the Fund.  Each of the  Trustees is an  "Independent
Trustee" as that term is defined in the  Investment  Company  Act.  The Fund's
Trustees  and officers  and their  positions  held with the Fund and length of service in such  position(s)  and their  principal  occupations  and  business affiliations  during the past five years are  listed in the chart  below.  The information  for the Trustees  also includes the dollar range of shares of the
Fund as well as the  aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen by the Trustees.  All of the Trustees are also trustees or directors of the following  publicly offered  Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer Global Opportunities Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund      Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer International Growth Fund
                                           Oppenheimer  International  Small Company
Oppenheimer Capital Preservation Fund      Fund
Oppenheimer Developing Markets Fund        Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Multiple Strategies Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Technologies Fund     Oppenheimer Multi-State Municipal Trust
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    Oppenheimer U.S. Government Trust

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted  to  purchase  Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs.  Murphy,  Vandahey,   Vottiero,   Wixted  and  Zack,  and  Mses.
Bloomberg,  Ives, and Granger  respectively  hold the same offices with one or more of the other  Board I Funds as with the Fund.  As of __________, 2005, the  Trustees  and  officers  of the  Fund,  as a group,  owned of  record  or beneficially  less than 1% of each class of shares of the Fund.  The foregoing statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares beneficially  owned under the plan by the  officers of the Fund listed  above.
In addition,  each Independent  Trustee (and their immediate family members) do not own  securities of either the Manager or  Distributor  of the Board I Funds or any person directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

|X|   Affiliated  Transactions  and  Material  Business   Relationships.   Mr.
Reynolds  has  reported  he has a  controlling  interest  in The  Directorship
Group,  Inc. ("The  Directorship  Search Group"),  a director  recruiting firm that  provided  consulting  services to  Massachusetts  Mutual Life  Insurance
Company  (which  controls  the  Manager)  for fees  aggregating  $137,500  for calendar  year ended  December  31,  2002.  Mr.  Reynolds  estimates  that The
Directorship   Search   Group  will  not   provide   consulting   services  to
Massachusetts  Mutual Life  Insurance  Company  during the calendar year ended
December  31,  2003 and does not expect to provide  any such  services  in the calendar year ended December 31, 2004.

      The Independent Trustees have unanimously (except for Mr. Reynolds,  who
abstained)   determined   that  the   consulting   arrangements   between  The
Directorship  Search Group and  Massachusetts  Mutual Life  Insurance  Company
were  not  material   business  or  professional   relationships   that  would
compromise Mr. Reynolds'  status as an Independent  Trustee.  Nonetheless,  to assure  certainty  as to  determinations  of the  Board  and  the  Independent
Trustees  as to matters  upon which the  Investment  Company  Act or the rules thereunder  require  approval  by a  majority  of  Independent  Trustees,  Mr.
Reynolds will not be counted for purposes of  determining  whether a quorum of
Independent  Trustees  was  present  or  whether  a  majority  of  Independent
Trustees approved the matter.

      The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her  resignation,  retirement,  death or  removal.  Ms. Mary Miller was elected to the Board I Funds  effective  August 13, 2004 and therefore did not hold  shares of Board I funds  during the  calendar  year ended  December  31,
2003.

-----------------------------------------------------------------------------------
                               Independent Trustees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5   Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                     Years;                                  Range of  Any of the
Position(s) Held     Other Trusteeships/Directorships Held   Shares    Oppenheimer
with Fund,           by Trustee;                             BeneficialFunds
Length of Service,   Number of Portfolios in Fund Complex    Owned in  Overseen
Age                  Currently Overseen by Trustee           the Fund  by Trustee
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                                              As of December 31,

                                                                     2003

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Clayton K. Yeutter,  Of Counsel (since June 1993), Hogan &
Chairman of the      Hartson (a law firm). A director
Board of Trustees    (since 2002) of Danielson Holding
since 2003;          Corp. formerly a director of
Trustee since 2000   Weyerhaeuser Corp. (19999-April 2004),
Age: 73              Caterpillar, Inc. (1993-December
                     2002),ConAgra Foods (1993-2001), Texas
                     Instruments (1993-2001) and FMC
                     Corporation (1993-2001). Oversees 25

                     portfolios in the OppenheimerFunds
                     complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Galli,     A trustee or director of other
Trustee since 2000   Oppenheimer funds. Oversees 35
Age: 71              portfolios in the OppenheimerFunds

                     complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Phillip A.           A director (since 1991) of the
Griffiths, Trustee,  Institute for Advanced Study,
since 2000           Princeton, N.J., a director (since
Age: 66              2001) of GSI Lumonics, a trustee

                     (since 1983) of Woodward Academy, a
                     Senior Advisor (since 2001) of The
                     Andrew W. Mellon Foundation. A member
                     of: the National Academy of Sciences
                     (since 1979), American Academy of Arts
                     and Sciences (since 1995), American
                     Philosophical Society (since 1996) and
                     Council on Foreign Relations (since
                     2002). Formerly a director of Bankers
                     Trust New York Corporation
                     (1994-1999). Oversees 25 portfolios in
                     the OppenheimerFunds complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mary F. Miller,      Formerly a Senior Vice President and
Trustee since 2004   General Auditor, American Express
Age: 61              Company (July 1998-February 2003).
                     Member of Trustees of the American
                     Symphony Orchestra (October 1998 to
                     present). Oversees 25 portfolios in
                     the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joel W. Motley,      Director (since 2002) Columbia Equity
Trustee since 2002   Financial Corp. (privately-held
Age: 52              financial adviser); Managing Director
                     (since 2002) Carmona Motley, Inc.
                     (privately-held financial adviser);
                     Formerly a Managing Director of
                     Carmona Motley Hoffman Inc.
                     (privately-held financial adviser)
                     (January 1998-December 2001), Oversees
                     25 portfolios in the OppenheimerFunds
                     complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward V. Regan,     A director (since February 1971) of
Trustee since 2000   Dominion Resources, Inc. (electric
Age: 77              utility holding company);formerly a
                     director of Prime Retail, Inc. (real
                     estate investment trust); and Dominion
                     Energy, Inc. (electric power and oil &
                     gas producer), President and Chief
                     Executive Officer of The Conference
                     Board, Inc. (international economic
                     and business research) and a director
                     of Lumbermens Mutual Casualty Company,
                     American Motorists Insurance Company
                     and American Manufacturers Mutual
                     Insurance Company. Oversees 25
                     portfolios in the OppenheimerFunds

                     complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Edward V. Regan,     Chairman (since 1993) of The
Trustee since 2000   Directorship Search Group, Inc.
Age: 74              (corporate governance consulting and
                     executive recruiting); a life trustee
                     of International House (non-profit
                     educational organization), and a
                     trustee (since 1996) of the Greenwich
                     Historical Society. Oversees 25
                     portfolios in the OppenheimerFunds

                     complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Russell S.           Chairman (since 1993) of The
Reynolds, Jr.,       Directorship Search Group, Inc.
Trustee since 2000   (corporate governance consulting and
Age: 72              executive recruiting); a Life Trustee
                     of International House (non-profit
                     educational organization), a trustee
                     of the Historical Society of the Town
                     of Greenwich. Oversees 25 portfolios

                     in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      The address of the  Officers  in the chart  below is as
Murphy,  Molleur and Zack and Mses. Feld and Granger,  Two Wor
225 Liberty  Street 11th Floor ,New York, NY  10281-1008,  for

Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way,  Cente follows:  for Messrs.
Each  Officer  serves for an annual  term or until his or her ld  Financial  Center,
death or removal.                                              Messrs.  Vottiero and
                                                              nnial,  CO 80112-3924.
                                Officers of the Fund           earlier  resignation,
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Laura Granger, Vice     Vice President of the Manager (since October 2000); an
President and           officer of 3 portfolios in the OppenheimerFunds complex;
Portfolio Manager       formerly a portfolio manager at Fortis Advisors (July
since 2000              1998-October 2000).

Age: 43

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 45                 Corporation,       Shareholder      Financial      Services,
                        Inc.,Shareholder   Services  Inc.,  Oppenheimer  Real  Asset
                        Management  Corporation,  Oppenheimer  Partnership Holdings,
                        Inc., (since March 1999), of OFI Private  Investments,  Inc.
                        (since March 2000), of  OppenheimerFunds  International Ltd.
                        and   OppenheimerFunds   plc   (since   May  2000)  and  OFI
                        Institutional  Asset Management,  Inc. (since November 2000)
                        and  of   OppenheimerFunds   Legacy   Program  (a   Colorado
                        non-profit  corporation)  (since June 2003);  Treasurer  and
                        Chief  Financial  Officer  (since  May  2000)  of OFI  Trust
                        Company  (a  trust  company   subsidiary  of  the  Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition   Corp.    Formerly   Assistant   Treasurer   of
                        Centennial Asset Management  Corporation (March 1999-October
                        2003)  and  OppenheimerFunds  Legacy  Program  (since  April
                        2000-June  2003);  Principal  and  Chief  Operating  Officer
                        (March  1995-March  1999),  at Bankers Trust  Company-Mutual
                        Fund Services  Division.  An officer of 84 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
Vice President and      March 2004) of the Manager; Vice President (since June
Chief Compliance        1983) of OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services, Inc.
Age:  54                Formerly (until February 2004) Vice President and Director of Internal Audit of the Manager. An officer of 84
                        portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 84 portfolios
Age: 34                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Vice  President/Fund  Accounting of the Manager (since March
Secretary since 2001    2002); formerly Vice  President/Corporate  Accounting of the
Age: 41                 Manager (July  1999-March  2002) prior to which he was Chief
                        Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 84 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Secretary since 2001    Counsel  (since  February  2002)  of  the  Manager;  General
Age: 56                 Counsel  and  a  director   (since  November  2001)  of  the
                        Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 84 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 39                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager since
Assistant Secretary     May 2004; formerly First Vice President and Associate
since 2004              General Counsel of UBS Financial Services Inc. (formerly,
Age:  36                PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher
                        & Flom, LLP (September 1996 - April 1999). An officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager since September 2004. Formerly Mr. Gillespie held
since 2004              the following positions at Merrill Lynch Investment
Age:  40                Management: First Vice President (2001-September 2004);
                        Director (from 2000) and Vice President (1998-2000). An
                        officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Wayne Miao,             Assistant Vice President and Assistant Counsel of the
Assistant Secretary     Manager since June 2004. Formerly an Associate with Sidley
since 2004              Austin Brown & Wood LLP (September 1999 - May 2004). An
Age:  31                officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John Murphy,            Chairman, Chief Executive Officer and director (since June
 President              2001) and President (since September 2000) of the Manager;
Age: 55                 President and a director or trustee of other Oppenheimer
                        funds; President and a director (since July 2001) of
                        Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a
                        holding company subsidiary of the Manager); a director
                        (since November 2001) of OppenheimerFunds Distributor, Inc.
                        (a subsidiary of the Manager); Chairman and a director
                        (since July 2001) of Shareholder Services, Inc. and of
                        Shareholder Financial Services, Inc. (transfer agent
                        subsidiaries of the Manager); President and a director
                        (since July 2001) of OppenheimerFunds Legacy Program (a
                        charitable trust program established by the Manager); a
                        director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                        Centennial Asset Management Corporation, Trinity Investment
                        Management Corporation and Tremont Capital Management, Inc.
                        (since November 2001), HarbourView Asset Management
                        Corporation and OFI Private Investments, Inc. (since July
                        2001); President (since November 1, 2001) and a director
                        (since July 2001) of Oppenheimer Real Asset Management,
                        Inc.; Executive Vice President (since February 1997) of
                        Massachusetts Mutual Life Insurance Company (the Manager's
                        parent company); a director (since June 1995) of DLB
                        Acquisition Corporation (a holding company that owns the
                        shares of Babson Capital Management LLC); a member of the
                        Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006).
                        Formerly, Chief Operating Officer (September 2000-June
                        2001) of the Manager; President and trustee (November
                        1999-November 2001) of MML Series Investment Fund and
                        MassMutual Institutional Funds (open-end investment
                        companies); a director (September 1999-August 2000) of C.M.
                        Life Insurance Company; President, Chief Executive Officer
                        and director (September 1999-August 2000) of MML Bay State
                        Life Insurance Company; a director (June 1989-June 1998) of
                        Emerald Isle Bancorp and Hibernia Savings Bank (a
                        wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                        63 portfolios as Trustee/Director and 21 portfolios as
                        Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|Remuneration  of Trustees.  The  officers of the Fund and Mr.  Murphy who is an Officer of the Fund are  affiliated  with the Manager and receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received the compensation  shown below from the Fund with respect to the Fund's fiscal year ended  October 31,  2004.  The  compensation  from all 25 of the Board I Funds
(including  the  Fund)  represents  compensation  received  for  serving  as a director or trustee and member of a committee  (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2004.

------------------------------------------------------------------------------------
Trustee Name and Other  Aggregate      Retirement     Estimated      Total
                                                                     Compensation
                                                                     From All
                                                                     Oppenheimer
                                                      Annual         Funds For
                                       Benefits       Retirement     Which
                                       Accrued as     Benefits to    Individual
Fund Position(s)        Compensation   Part of Fund   be Paid Upon   Serves As
(as applicable)         From Fund1     Expenses       Retirement2    Trustee/Director
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter            $3             $

Chairman of the Board
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Galli
Regulatory & Oversight        $              $
Committee Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip Griffiths             $6             $

Regulatory & Oversight
Committee Member and
Governance Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller7               $0             $0

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Benjamin Lipstein7            $8             $

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley                $              $

Governance Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Elizabeth Moynihan7           $              $

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kenneth A. Randall            $              $              $60,720        $77,002

Audit Committee Member
------------------------------------------------------------------------------------

Messrs.  Levy,  Lipstein and Spiro and Ms. Moynihan retired as Trustees from the
Board I Funds  effective  January 1, 2003,  March 31, 2003,  October 31, 204 and
July 31, 2003,  respectively.  For the fiscal year ended  October31,  2004,  Mr.
Spiro and Ms. Moynihan  received $_____ and $_____ aggregate  compensation  from the Fund,  respectively.  For calendar year 2003, Messrs Levy and Lipstein,  and
Ms. Moynihan each received $43,425,  $75,076,  $________and $88,229 respectively from all of the Oppenheimer funds for which they served as Trustee.

1.   Aggregate

     Compensation From Fund includes fees and deferred compensation, if any, for a  Trustee.

 2.  Estimated  Annual  Retirement  Benefits  to be  Paid  Upon
     Retirement  is based on a straight  life  payment  plan  election  with the assumption  that a Trustee  will  retire  at the age of 75 and is  eligible
     (after 7 years of service) to receive retirement plan benefits as described below under  "Retirement  Plan for Trustees."

3.   Includes $ deferred by Mr.  Yeutter  under the Deferred  Compensation  Plan described below.

4.   Includes $  estimated  to be paid to Mr.  Galli for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.

5.   Includes $ paid to Mr.Galli  for serving as trustee or director of 10 other
     Oppenheimer funds that are not Board I Funds.

6.   Includes $ deferred by Mr. Griffiths under the Deferred  Compensation  Plan described below.

     Ms.  Miller was  appointed to Board I on August 13, 2004 and  therefore did not receive any compensation for the period covered herein.

8.   Includes $ deferred by Mr.  Motley  under the  Deferred  Compensation  Plan described below.

|X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement plan that provides for payments to retired Independent  Trustees.  Payments are up to
     80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the highest  compensation  was  received.  A Trustee  must serve as trustee  for any of the Board I Funds for at least  seven years in order to be eligible  for  retirement  plan  benefits and must serve for at least 15 years to be  eligible  for the  maximum  benefit.  Each  Trustee's retirement  benefits  will  depend on the  amount of the  Trustee's  future compensation and length of service.

|X|  Deferred Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled  to  receive  from the  Fund.  Under the  plan,  the  compensation deferred  by a Trustee is  periodically  adjusted  as though an  equivalent amount  had  been  invested  in  shares  of one or more  Oppenheimer  funds selected by the Trustee.  The amount paid to the Trustee  under the plan is determined based upon the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any  Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  the  plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred fee account.

|X|  Major Shareholders. As of _____, 2005, the only persons who owned of record or were  known by the Fund to  beneficially  own 5% or more of any class of the  Fund's  outstanding  Class  A,  Class B,  Class C,  Class N or Class Y
     shares, and their holdings of that Class of that date, were the following:

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a  holding  company  controlled  by  Massachusetts  Mutual  Life  Insurance
     Company,   a  global,   diversified   insurance  and   financial   services
     organization.

|X|  Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
     Ethics.  It is designed to detect and prevent improper  personal trading by certain employees, including portfolio managers, that would compete with or take  advantage  of the  Fund's  portfolio  transactions.  Covered  persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit  personnel  subject to the Code to invest in  securities,  including securities  that may be purchased or held by the Fund,  subject to a number of  restrictions  and  controls.  Compliance  with  the Code of  Ethics  is carefully monitored and enforced by the Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's  EDGAR  database  at the SEC's  Internet  website at  www.sec.gov.  Copies
-----------  may be obtained,  after  paying a  duplicating  fee, by  electronic
request    at    the    following    E-mail    address:     publicinfo@sec.gov.,
-------------------  or by  writing  to  the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

|X|  Portfolio  Proxy  Voting.  The  Fund has  adopted  Portfolio  Proxy  Voting
     Policies  and  Procedures  under which the Fund votes  proxies  relating to securities  ("portfolio  proxies")  held by the Fund.  The  Fund's  primary consideration in voting portfolio proxies is the financial interests of the
     Fund  and  its   shareholders.   The  Fund  has  retained  an  unaffiliated
     third-party as its agent to vote portfolio  proxies in accordance  with the
     Fund's  Portfolio Proxy Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The Proxy Voting Guidelines  include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's Portfolio Proxy
     Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.

o    In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
     elimination of anti-takeover proposals, absent unusual circumstances.

o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and opposes management proposals to add a super-majority vote requirement.

o    The Fund opposes proposals to classify the board of directors.

o    The Fund supports proposals to eliminate cumulative voting.

o    The      Fund      opposes      re-pricing      of      stock      options.
     ------------------------------------------------------------------------------------

o    The Fund generally considers executive compensation questions such as stock option  plans and bonus plans to be ordinary  business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund is required to file  Form N-PX,  with its complete proxy voting record  for the 12 months  ending June 30th,  no later than  August  31st of each year. The first such filing is available (i) without  charge,  upon request,  by calling the Fund  toll-free at  1.800.525.7048  and (ii) on the SEC's website at
www.sec.gov.

|X|  The Investment Advisory Agreement. The Manager provides investment advisory and management  services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager  selects  securities for the
     Fund's portfolio and handles its day-to-day business. The portfolio manager of  the  Fund  is  employed  by the  Manager  and  is  the  person  who is principally  responsible  for  the  day-to-day  management  of  the  Fund's portfolio.  Other  members of the  Manager's  Equity  Portfolio  Department provide the  portfolio  managers  with  counsel and support in managing the
     Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The Fee management fees paid  by the Fund to the  Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative  proportion of the
Fund's net assets  represented by that class.  The  management  fees paid by the
Fund to the Manager  during its last three fiscal years were:

Fiscal Year ended 10/31:        Management Fees Paid to OppenheimerFunds, Inc.
------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002                                                                  $1,473,898
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2003                                                                  $1,329,343
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2004

--------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.
          Annual  Approval of Investment  Advisory  Agreement.  Each year, the
Board of  Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve  the renewal of the  investment  advisory  agreement.  The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  provide such  information as may be reasonably  necessary to evaluate the  terms  of  the  investment  advisory  agreement.  The  Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the investment advisory agreement.  Among other factors, the
Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
Fund from its relationship with the Manager; and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
relationship   with  the  Fund.  These  included   services  provided  by  the
Distributor   and  the  Transfer   Agent,   and   brokerage  and  soft  dollar
arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services to the Fund and its shareholders in adverse times. The Board also  considered the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees,  meeting separately  from the  full  Board  with  experienced  Counsel  to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the  Manager  within the  meaning  and intent of the SEC Rules  regarding  the independence of counsel.

After careful deliberation,  the Board concluded that it was the best interest of  shareholders  to  adopt a new  investment  advisory  agreement,  effective
January 1, 2004, which is the same as the previous  agreement,  except for the addition  of  fee  breakpoints  (as  shown  in the  Prospectus)  so  that  the management  rates  decline as the Fund grows.  In arriving at a decision,  the
Board did not  single  out any one  factor or group of  factors  as being more important than other factors,  but considered all factors together.  The Board judged the terms and conditions of the revised investment  advisory agreement, including  the  investment  advisory  fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  in choosing brokers to execute portfolio  transactions  for the Fund,  the Manager may select  brokers (other than affiliates) that provide  brokerage and/or research services for the Fund and/or the other  accounts  over  which the  Manager  or its  affiliates  have investment  discretion.  The  commissions  paid to those brokers may be higher than another  qualified broker would charge, if the Manager makes a good faith determination  that the  commission is fair and  reasonable in relation to the services  provided.  Rule 12b-1 under the  Investment  Company  Act  prohibits
(effective  December 13, 2004) any fund from  compensating  a broker or dealer for  promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's  portfolio  transactions,  or (2) directing any other remuneration  to that broker or dealer,  such as commissions,  mark-ups,  mark downs  or other  fees  from  the  fund's  portfolio  transactions,  that  were
effected  by  another  broker  or  dealer  (these  latter   arrangements   are
considered to be a type of  "step-out"  transaction).  In other words,  a fund and its investment  advisor cannot use the fund's brokerage for the purpose of rewarding  broker-dealers  for selling the fund's  shares.  However,  the Rule permits funds to effect  brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures  are adopted to prevent a quid pro quo with respect to portfolio brokerage  allocations.  As permitted by the
Rule,  the Manager has adopted  procedures  (and the Fund's  Board of Trustees has  approved  those  procedures)  that  permit  the Fund to direct  portfolio securities  transactions  to  brokers  or  dealers  that also  promote or sell shares of the Fund, subject to the "best execution"  considerations  discussed above. Those procedures are designed to prevent:  (1) the Manager's  personnel who  effect the Fund's  portfolio  transactions  from  taking  into  account a broker's or  dealer's  promotion  or sales of the Fund shares when  allocating the Fund's  portfolio  transactions,  and (2) the Fund,  the  Manager  and the
Distributor  from entering into agreements or  understandings  under which the
Manager  directs or is expected to direct the Fund's  brokerage  directly,  or through a "step-out" arrangement,  to any broker or dealer in consideration of that  broker's  or  dealer's  promotion  or sale of the  Fund's  shares or the shares of any of the other Oppenheimer funds.

        Notwithstanding  that  authority,  and  with the  concurrence  of the
Fund's Board,  the Manager has  determined  not to consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment  adviser as a factor in selecting  brokers for the Fund's
portfolio   transactions.   However,   the  Manager  may  continue  to  effect
portfolio transactions through brokers who sell shares of the Fund.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which  the  option  relates.  When  possible,  the  Manager  tries to  combine concurrent  orders to purchase  or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those  combined  orders are averaged as to price and  allocated in  accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

   ---------------------------------------------------------------------
   Fiscal    Year    Ended Total  Brokerage  Commissions  Paid  by  the
   10/31:                  Fund1
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2002                             $876,494
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2003                            $1,888,720
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            2004                                $_____2

   ---------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2.    In the fiscal year ended 10/31/04,  the amount of transactions  directed to  brokers  for  research  services  was $  and  amount  of  the commissions paid to broker-dealers for those services was $ .

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares  for the three most  recent  fiscal years are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
10/31:    Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------

  2002           $                $

-------------------------------------------
-------------------------------------------

  2003           $                $

-------------------------------------------
-------------------------------------------

  2004           $                $

-------------------------------------------
1.  Includes  amounts  retained by a  broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
10/31:    Distributor1     Distributor1    Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2002           $                $               $                $2

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2003           $                $               $                $

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2004           $                $               $                $

-----------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for  sales of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

------------------------------------------------------------------------------
          Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Fiscal    Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Year      Charges          Charges         Deferred Sales    Charges
Ended     Retained by      Retained by     Charges Retained  Retained by
10/31     Distributor      Distributor     by Distributor    Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2002           $                $                $                $1

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2003           $                $                $                $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2004           $                $                $                $

------------------------------------------------------------------------------

1.    The inception date of Class N shares was March 1, 2001.

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees1,  cast  in  person at a meeting called for the purpose of voting on that plan.

      Under the Plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  they may also from time to time make substantial  payments from their own resources,  which include the profits the
Manager  derives  from  the  advisory  fee  it  receives  from  the  Fund,  to compensate brokers,  dealers,  financial institutions and other intermediaries for providing distribution  assistance and/or administrative  services or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  plan  that  would  materially increase  payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under  the  plans,  no  payment  will be made  to any  recipient  in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any,  that  may be set  from  time to time by a  majority  of the  Independent
Trustees.  The  Board of  Trustees  has set no  minimum  amount  of  assets to qualify for payments under the plans.

|X|   Class A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The Board has set the rate at that  level.  The  distributor does not receive or retain the  service fee on Class A shares in accounts  for which the Distributor has been listed as the  broker-dealer  of record.  While the plan  permits  the  Board to  authorize  payments  to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so, except  in the case of the  special  arrangement  described  below,  regarding grandfathered  retirement  accounts.  The  Distributor  makes payments to plan recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  October 31, 2004  payments  under the Class A
Plan   totaled   $_____  all  of  which  was  paid  by  the   Distributor   to
recipients,  and  included  $____ paid to an  affiliate  of the  Distributor's parent company. Any unreimbursed  expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.
The  Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution  and Service Plan Fees.  Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increases  Class N  expenses  by  0.50%  of the  net  assets  per  year of the respective class.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concessions  and  service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      During a calendar year,  the  Distributor's  actual  expenses in selling
Class B, Class C and Class N shares may be more than the  payments it receives from the contingent  deferred sales charges  collected on redeemed  shares and from the  asset-based  sales charges paid to the Distributor by the Fund under the distribution and service plans.  Those excess expenses are carried over on the  Distributor's  books and may be recouped  from  asset-based  sales charge payments  from  the  Fund  in  future  years.  However,  the  Distributor  has voluntarily  agreed to cap the amount of expenses  under the plans that may be carried  over from year to year and  recouped  that relate to (i) expenses the
Distributor  has  incurred  that  represent  compensation  and expenses of its sales  personnel  and (ii) other direct  distribution  costs it has  incurred,
such  as  sales  literature,   state   registration   fees,   advertising  and
prospectuses  used to offer Fund shares.  The cap on the  carry-over  of those categories  of expenses is set at 0.70% of annual gross sales of shares of the
Fund.  If  those  categories  of  expenses  exceed  the  capped  amount,   the
Distributor  bears the excess  costs.  If the Class B, Class C or Class N plan were to be terminated by the Fund,  the Fund's Board of  [Trustees][Directors]
may allow the Fund to continue  payments of the  asset-based  sales  charge to the Distributor for distributing shares prior to the termination of the plan.

--------------------------------------------------------------------------------

 Distribution Fees Paid to the Distributor for the Fiscal Year Ended 10/31/04

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total Payments   Amount         Distributor's     Distributor's
                                              Aggregate         Unreimbursed
                                              Unreimbursed      Expenses as %
                               Retained by    Expenses Under    of Net Assets
              Under Plan       Distributor    Plan              of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan         $               $1               $                %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan         $               $2               $                %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan         $               $3               $                %

--------------------------------------------------------------------------------
1.    Includes $_____ paid to an affiliate of the Distributor's parent company.
2.    Includes $_____ paid to an affiliate of the Distributor's parent company.
3.    Includes $_____ paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Total returns measure the  performance of a hypothetical  account in the
         Fund over  various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|
Total Return  Information.  There are  different  types of "total  returns" to measure  the  Fund's  performance.  Total  return is the  change in value of a hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains  distributions are reinvested in additional shares and that the  investment  is  redeemed  at the end of the  period.  Because of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total  return  measures the change in value over the entire  period (for example,  ten years).  An average annual  total  return  shows the  average  rate of  return  for each year in a period that would produce the cumulative  total return over the entire period.
However,  average  annual  total  returns  do  not  show  actual  year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares,  the current maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For Class N shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for  returns  for the  one-year  period,  and total  returns for the periods prior to 03/01/01 (the  inception date for Class N shares) is based on the Fund's  Class A returns,  adjusted  to  reflect  the higher  Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV l/n   - 1  Average    Annual   Total
---
               Return
 P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

           - 1 =  Average  Annual  Total  Return  (After  Taxes  on
ATVD l/n       Distributions)
---
 P

o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on  Distributions
ATVDR l/n        and Redemptions)
---
 P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P    = Total Return
-----------
P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------
   The Fund's Total Returns for the Periods Ended 10/31/03
---------------------------------------------------------------
---------------------------------------------------------------
Class of  Cumulative Total     Average Annual Total Returns
          Returns (10
          Years or
          life-of-class,
Shares    if less)
---------------------------------------------------------------
---------------------------------------------------------------
                                 1-Year            5-Year
                                                (or life of
                                                   class)
---------------------------------------------------------------
---------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge
---------------------------------------------------------------
---------------------------------------------------------------

Class A      %1%1%        %        %1%1

---------------------------------------------------------------
---------------------------------------------------------------

Class B      %2%2%        %        %2%2

---------------------------------------------------------------
---------------------------------------------------------------

Class C      %3%3%        %        %3%3

---------------------------------------------------------------
---------------------------------------------------------------

Class N      %4%4%        %        %4%4

---------------------------------------------------------------
---------------------------------------------------------------

Class Y      %5%5%        %        %5%5

---------------------------------------------------------------
1.    Inception of Class A:   4/25/00
2.    Inception of Class B:   4/25/00
3.    Inception of Class C:   4/25/00
4.    Inception of Class N:   3/1/01
5.    Inception of Class Y:   4/25/00

------------------------------------------------------------------------------
    Average Annual Total Returns for Class A Shares (After Sales Charge)
                       For the Periods Ended 10/31/04
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                   1-Year          5-Year
                                                                (or life of
                                                                   class)
------------------------------------------------------------------------------
------------------------------------------------------------------------------

After Taxes on Distributions                          %              %1

------------------------------------------------------------------------------
------------------------------------------------------------------------------

After Taxes on Distributions and Redemption           %              %1
of Fund Shares

------------------------------------------------------------------------------
   1. Inception of Class A: 4/25/00

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|
Lipper  Rankings.  From time to time the Fund may  publish  the ranking of the performance of its classes of shares by Lipper, Inc.  ("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service. Lipper monitors the  performance of regulated  investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on investment styles.  The  Lipper  performance  rankings  are based on total  returns  that include the  reinvestment of capital gain  distributions  and income dividends but do not  take  sales  charges  or taxes  into  consideration.  Lipper  also publishes  "peer-group"  indices of the  performance  of all mutual funds in a category  that it monitors  and  averages of the  performance  of the funds in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance of its classes of shares by  Morningstar,  Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among specialty  technology funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|      Performance  Rankings  and  Comparisons  by Other  Entities and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix B contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  B  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Capital Income Fund           Street Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Champion Income Fund          Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund

                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National

Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer International Value Fund      Limited-Term New York Municipal Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class
A shares  or  Class A and  Class B shares  of the Fund and  other  Oppenheimer funds  during a 13-month  period,  you can reduce the sales  charge  rate that applies  to your  purchases  of  Class A  shares.  The  total  amount  of your intended  purchases  of both  Class A and Class B shares  will  determine  the reduced  sales  charge  rate for the  Class A  shares  purchased  during  that period.  You can include  purchases  made up to 90 days before the date of the
Letter.  Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an  investor's  statement in writing to the  Distributor  of the intention to purchase  Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period  (the  "Letter period").  At the investor's request, this may include purchases made up to 90 days  prior  to the date of the  Letter.  The  Letter  states  the  investor's intention to make the  aggregate  amount of purchases  of shares  which,  when added to the  investor's  holdings  of shares of those  funds,  will  equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and purchases  made at net asset value  without sales charge do not count toward  satisfying  the amount of the
Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the  investor's  purchases  of shares  within the Letter period,  when  added  to the  value  (at  offering  price)  of the  investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total  eligible  purchases  made during the Letter  period do not equal or exceed the intended purchase amount, the concessions  previously paid to the  dealer of  record  for the  account  and the  amount  of sales  charge retained  by the  Distributor  will be  adjusted  to the rates  applicable  to actual total purchases.  If total eligible  purchases during the Letter period exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor  the excess of the amount of  concessions  allowed  or paid to the dealer  over the amount of concessions  that  apply  to  the  actual  amount  of  purchases.  The  excess concessions  returned to the Distributor  will be used to purchase  additional shares for the  investor's  account at the net asset value per share in effect on the  date  of such  purchase,  promptly  after  the  Distributor's  receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the investor prior to the termination of the Letter period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the investor  during the Letter period.  All of such purchases must be made through the Distributor.

      |X| Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the 13-month  Letter  period,  the  escrowed  shares will be promptly released to the investor.

      3. If, at the end of the  13-month  Letter  period  the total  purchases pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which  would have been paid if the total  amount purchased had been made at a single time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion of the Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem  the  number  of  escrowed  shares necessary to realize such  difference in sales  charges.  Full and  fractional shares  remaining  after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the payment of such
additional  sales  charge,   the  sales  charge  will  be  withheld  from  the
redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds  has entered  into  arrangements  with  certain  record keepers  whereby the  Transfer  Agent  compensates  the record  keeper for its record keeping and account  servicing  functions that it performs on behalf of the participant  level accounts of a retirement plan. While such  compensation may act to reduce the record  keeping  fees charged by the  retirement  plan's record keeper,  that  compensation  arrangement may be terminated at any time, potentially  affecting  the record  keeping  fees  charged  by the  retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B,  Class C or  Class N shares  and the  dividends  payable  on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any purchase order of $100,000 or more for Class B shares  or a  purchase  order of $1  million  or more to  purchase
Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).

|X|   Class A Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

|X|  Class B  Conversion.  Under  current  interpretations  of  applicable  federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension  remained  in  effect.  Although  Class  B  shares  could  then  be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix B to this  Statement of  Additional  Information)  which  have  entered  into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
            (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender   401(k)  plan  made  with  the  redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

|X|  Allocation  of  Expenses.   The  Fund  pays  expenses  related  to  its  daily
operations,  such as custodian  fees,  Trustees'  fees,  transfer agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the Fund's assets and are not paid  directly by  shareholders.  However,  those  expenses reduce the net asset values of shares,  and therefore are indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund  Account  Fees.  As  stated  in the  Prospectus,  a $12  annual " Minimum
Balance  Fee" is assessed on each Fund  account  with a share  balance  valued under $500. The Minimum Balance Fee is  automatically  deducted from each such
Fund account on or about the second to last business day of September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:

o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new account balance may become subject to the Minimum
         Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o     A fund  account  that  falls  below  the $500  minimum  solely to market fluctuations  within the 12-month  period  preceding the date the fee is deducted.

       To access account  documents  electronically  via eDocs Direct,  please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call
                                             ------------------------
1.888.470.0862 for instructions.

      The Fund  reserves  the  authority  to modify Fund  Account  Fees in its discretion.

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing  the  value  of  the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling  before a U.S.  holiday).  All  references  to time in this
Statement of Additional  Information  mean "Eastern time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day. It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not  purchase or redeem  shares.  Additionally,  trading on  European  and
Asian stock  exchanges  and  over-the-counter  markets  normally is  completed before the close of the Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the close of the Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Manager determines  that the event is likely to effect a material  change in the value of the security.  The Manager, or an internal valuation committee  established by the Manager,  as applicable,  may establish a valuation,  under  procedures established  by the  Board  and  subject  to the  approval,  ratification  and confirmation by the Board at its next ensuing meeting.

|X|   Securities  Valuation.  The Fund's  Board of  Trustees  has  established procedures  for the  valuation  of the Fund's  securities.  In  general  those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)   if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is  within  the  spread  of the  closing  "bid"  and
               "asked"  prices  on the  valuation  date  or,  if  not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal exchange on which they are traded or on Nasdaq(R),  as applicable,  as determined  by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing "bid" and "asked"  prices on the  principal  exchange or on Nasdaq(R)on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq(R)on the  valuation  date. If the put, call or future is not traded on an exchange  or on Nasdaq(R),  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $500 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of the  contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

|X|  Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to exchange  a  pre-determined  amount of shares of the Fund for  shares  (of the same class) of other Oppenheimer funds automatically on a monthly,  quarterly, semi-annual  or annual basis under an  Automatic  Exchange  Plan.  The minimum amount that may be exchanged  to each other fund account is $50.  Instructions
should    be    provided    on    the    OppenheimerFunds    Application    or
signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

|X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the plan  application so that the shares represented by the certificate may be held under the plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a plan.  The  Transfer  Agent will also  terminate  a plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund      Oppenheimer International Small Company
                                             Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
   o  Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash
      Reserves or Oppenheimer  Limited-Term Government Fund. Only participants in certain  retirement plans may purchase shares of Oppenheimer  Capital
      Preservation  Fund, and only those  participants  may exchange shares of other Oppenheimer funds for shares of Oppenheimer  Capital  Preservation
      Fund.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other  mutual  funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge  or  contingent  deferred  sales  charge.  To  qualify  for  that privilege,  the  investor  or the  investor's  dealer  must  notify  the
      Distributor of eligibility  for this privilege at the time the shares of
      Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
      exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer funds.  However,  shareholders  are not permitted to exchange  shares of other  Oppenheimer  funds for  shares of  either  Oppenheimer  Principal
      Protected  Main Street Fund until after the  expiration  of the warranty period (8/5/2010)
o      Shares of  Oppenheimer  Principal  Protected Main Street Fund II may be
      exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer funds.  However,  shareholders  are not permitted to exchange  shares of other  Oppenheimer  funds for  shares of  either  Oppenheimer  Principal
      Protected  Main  Street  Fund  II  until  after  the  expiration  of the warranty period (2/4/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/6/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|
How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No  contingent
deferred  sales  charge  is  imposed  on  exchanges  of  shares  of any  class purchased  subject to a contingent  deferred sales charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With  respect  to Class B shares  (other  than  Limited-Term  Government
Fund,  Limited Term  Municipal  Fund,  Limited Term New York  Municipal  Fund,
Oppenheimer  Capital  Preservation  Fund and Oppenheimer  Senior Floating Rate
Fund),  the Class B  contingent  deferred  sales  charge is imposed on Class B shares  acquired  by  exchange  if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer
Capital Preservation Fund and Oppenheimer Senior Floating Rate Fund, the
Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|
Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|
Telephone   Exchange  Requests.   When  exchanging  shares  by  telephone,   a
shareholder  must have an existing  account in the fund to which the  exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated  in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B,
Class C and Class N shares are expected to be lower than  dividends on Class A and Class Y shares.  That is because of the  effect of the  asset-based  sales charge  on Class B,  Class C and  Class N shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference in the net asset values of the different classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject  to  federal  income  tax on the  portion  of its net investment  income (that is, taxable  interest,  dividends,  and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

|X|   Excise  Tax  on  Regulated  Investment  Companies.  Under  the  Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any  such  amounts.  If net  long  term  capital  gains  are  distributed  and designated as a capital gain distribution,  it will be taxable to shareholders as a long-term  capital gain and will be properly  identified  in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from sources  within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign  countries which entitle  the Fund to a  reduced  rate of,  or  exemption  from,  taxes on such income.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person (to  include,  but not  limited to, a  nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
March of each year.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly  completed and signed  Certificate of Foreign  Status.
If the foreign  person  fails to provide a  certification  of his/her  foreign status,  the Fund will be required to  withhold  U.S.  tax at a rate of 28% on ordinary income  dividends,  capital gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax withheld (in this  situation)  by the Fund is remitted by the Fund to the U.S.
Treasury and is identified  in reports  mailed to  shareholders  in January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm.  KPMG  LLP  serves  as  the independent  Registered  Public  Accounting Firm for the Fund. KPMG LLP audits the Fund's  financial  statements and performs  other related audit  services.
KPMG LLP also acts as the independent  registered  public  accounting firm for certain  other  funds  advised by the Manager  and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must also be pre-approved by the Audit Committee.

                                     A-1
                                  Appendix A

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified        Telecommunication Road & Rail
Services
Electric Utilities                   Semiconductors     and    Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

B-12

                                  Appendix B
                                  ----------

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases,  the initial sales charge that applies to purchases of Class
A shares2 of the  Oppenheimer  funds or the  contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3 That is because  of the  economies  of  sales  efforts  realized  by  OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"),  or by dealers or other  financial  institutions  that offer those  shares to certain classes of investors.

Not  all  waivers  apply  to all  funds.  For  example,  waivers  relating  to
Retirement Plans do not apply to Oppenheimer  municipal funds,  because shares of those funds are not  available  for purchase by or on behalf of  retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers  described below and in the Prospectus and Statement of Additional  Information of the applicable  Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans  qualified  under Sections  401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual  Retirement  Accounts ("IRAs"),  including  traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these provisions as to the  applicability of a special arrangement  or waiver in a particular  case is in the sole  discretion of the
Distributor  or the  transfer  agent  (referred  to in  this  document  as the
"Transfer  Agent") of the  particular  Oppenheimer  fund.  These  waivers  and special  arrangements may be amended or terminated at any time by a particular fund, the  Distributor,  and/or  OppenheimerFunds,  Inc.  (referred to in this document as the "Manager").

Waivers  that apply at the time shares are  redeemed  must be requested by the shareholder and/or dealer in the redemption request.
I.    Applicability  of Class A Contingent  Deferred  Sales Charges in Certain
      Cases
------------------------------------------------------------------------------

Purchases  of Class A Shares of  Oppenheimer  Funds  That Are Not  Subject  to
Initial  Sales  Charge but May Be Subject to the Class A  Contingent  Deferred
Sales Charge (unless a waiver applies).

      There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below.  However,  these purchases may be subject to the Class A  contingent  deferred  sales  charge if redeemed within 18 months  (24  months in the case of  Oppenheimer  Rochester  National
Municipals  and Rochester  Fund  Municipals)  of the beginning of the calendar month of their  purchase,  as  described  in the  Prospectus  (unless a waiver
described   elsewhere   in  this   Appendix   applies   to  the   redemption).
Additionally,  on shares purchased under these waivers that are subject to the
Class A  contingent  deferred  sales  charge,  the  Distributor  will  pay the applicable  concession  described in the Prospectus  under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a  contingent deferred  sales charge prior to March 1, 2001.  That  included  plans
         (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000 or more, 2) had at the time of purchase 100 or more eligible  employees  or total plan assets of $500,000 or more,  or 3)
         certified  to the  Distributor  that it  projects to have annual plan purchases of $200,000 or more.
|_|   Purchases  by  an   OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
         1) through a broker,  dealer,  bank or registered  investment adviser that has made special  arrangements with the Distributor for those purchases, or
         2) by  a  direct   rollover  of  a  distribution   from  a  qualified
            Retirement  Plan  if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.
|_|   Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:
         1) The record  keeping is performed by Merrill  Lynch Pierce Fenner &
            Smith,  Inc.  ("Merrill Lynch") on a daily valuation basis for the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping  service  agreement  with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested in (a) mutual funds,  other  than those  advised  or  managed  by Merrill  Lynch
            Investment  Management,  L.P.  ("MLIM"),  that are made  available under a Service  Agreement  between  Merrill  Lynch and the mutual
            fund's  principal  underwriter  or  distributor,   and  (b)  funds
            advised or managed  by MLIM (the  funds  described  in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record  keeping  for the  Retirement  Plan is  performed  on a daily  valuation  basis  by a record  keeper  whose  services  are provided  under a contract or  arrangement  between the Retirement
            Plan and Merrill  Lynch.  On the date the plan  sponsor  signs the record keeping  service  agreement  with Merrill  Lynch,  the Plan must  have $3  million  or more of its  assets  (excluding  assets
            invested  in  money   market   funds)   invested   in   Applicable
            Investments.
         3) The  record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch  and on the date the plan sponsor  signs that  agreement,  the Plan has 500 or more eligible employees  (as  determined  by the Merrill  Lynch plan  conversion manager).
II.   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares  purchased by the  following  investors  are not subject to any
Class A sales charges (and no concessions  are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families")  of  the  Fund,  the  Manager  and  its affiliates,  and  retirement  plans  established  by them  for  their employees.  The term  "immediate  family"  refers  to  one's  spouse,
         children,  grandchildren,   grandparents,   parents,  parents-in-law,
         brothers  and  sisters,  sons-  and  daughters-in-law,   a  sibling's
         spouse,  a spouse's  siblings,  aunts,  uncles,  nieces and  nephews;
         relatives  by virtue of a  remarriage  (step-children,  step-parents, etc.) are included.
|_|   Registered  management  investment  companies,  or separate  accounts of insurance  companies  having an  agreement  with the  Manager  or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees.
|_|   Employees and registered  representatives (and their spouses) of dealers or  brokers  described  above or  financial  institutions  that  have entered  into sales  arrangements  with such  dealers or brokers (and which  are  identified  as  such  to the  Distributor)  or  with  the
         Distributor.  The purchaser  must certify to the  Distributor  at the time  of  purchase  that  the  purchase  is for the  purchaser's  own account  (or for the  benefit  of such  employee's  spouse  or  minor children).
|_|   Dealers,  brokers,  banks or  registered  investment  advisors that have
         entered   into  an   agreement   with   the   Distributor   providing
         specifically  for  the  use of  shares  of  the  Fund  in  particular investment  products made available to their  clients.  Those clients may be charged a  transaction  fee by their dealer,  broker,  bank or advisor for the purchase or sale of Fund shares.
|_|   Investment  advisors  and  financial  planners  who have entered into an agreement  for this  purpose with the  Distributor  and who charge an advisory,  consulting or other fee for their  services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary that has made special  arrangements  with the  Distributor  for those purchases.
|_|   Clients of investment  advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also purchase  shares without sales charge but only if their  accounts are linked to a master  account of their  investment  advisor  or  financial  planner  on the  books and records of the broker,  agent or  financial  intermediary  with which the  Distributor  has made such special  arrangements . Each of these investors  may be  charged a fee by the  broker,  agent or  financial intermediary for purchasing shares.
|_|   Directors,  trustees,  officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other  benefit  plan which  beneficially  owns  shares for those persons.
|_|   Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the
         investment   advisor  (the   Distributor  must  be  advised  of  this
         arrangement)  and  persons  who  are  directors  or  trustees  of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment  trust that has entered into an appropriate  agreement with the Distributor.
|_|   Dealers,  brokers,  banks, or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell shares to defined contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement  Plans and  deferred  compensation  plans and trusts  used to fund those plans (including,  for example, plans qualified or created under sections 401(a),  401(k), 403(b) or 457 of the Internal Revenue
         Code),  in each case if those  purchases  are made  through a broker,
         agent  or  other  financial   intermediary   that  has  made  special
         arrangements with the Distributor for those purchases.
|_|   A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for Value
         Advisors)  whose  Class B or Class C shares  of a  Former  Quest  for
         Value Fund were  exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000  program on November
         24, 1995.
|_|   A qualified  Retirement  Plan that had agreed with the former  Quest for
         Value  Advisors  to  purchase  shares of any of the Former  Quest for
         Value Funds at net asset  value,  with such shares to be held through
         DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that
         arrangement  was   consummated  and  share  purchases   commenced  by
         December 31, 1996.

B. Waivers  of  Initial  and  Contingent  Deferred  Sales  Charges  in Certain
Transactions.

Class A shares  issued or  purchased  in the  following  transactions  are not subject to sales charges (and no  concessions  are paid by the  Distributor on such purchases):
|_|   Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares   purchased   by  the   reinvestment   of   dividends   or  other
         distributions  reinvested  from the Fund or other  Oppenheimer  funds
         (other than Oppenheimer Cash Reserves) or unit investment  trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares  purchased  through  a  broker-dealer  that  has  entered  into a
         special   agreement  with  the  Distributor  to  allow  the  broker's customers to purchase and pay for shares of  Oppenheimer  funds using the  proceeds  of shares  redeemed in the prior 30 days from a mutual fund  (other  than  a  fund  managed  by  the  Manager  or any of its
         subsidiaries)   on  which  an  initial  sales  charge  or  contingent
         deferred  sales  charge was paid.  This waiver also applies to shares purchased  by exchange of shares of  Oppenheimer  Money  Market Fund,
         Inc.  that were  purchased  and paid for in this manner.  This waiver must be  requested  when the  purchase  order is placed for shares of the Fund, and the Distributor may require  evidence of  qualification for this waiver.
|_|   Shares  purchased with the proceeds of maturing  principal  units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares   purchased  by  the   reinvestment   of  loan  repayments  by  a
         participant  in a  Retirement  Plan  for  which  the  Manager  or  an affiliate acts as sponsor.

C. Waivers  of the  Class A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A  contingent  deferred  sales  charge is also waived if shares that would  otherwise  be  subject  to the  contingent  deferred  sales  charge are redeemed in the following cases:
|_|   To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans,  deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following  the death or  disability  (as  defined in the  Internal
            Revenue  Code) of the  participant  or  beneficiary.  The death or
            disability  must  occur  after  the   participant's   account  was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a  Qualified  Domestic  Relations  Order,  as defined in the
            Internal  Revenue  Code,  or, in the case of an IRA,  a divorce or separation  agreement  described in Section  71(b) of the Internal
            Revenue Code.
         6) To meet the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
         7) To make  "substantially  equal periodic  payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by  the  Manager  or a
            subsidiary   of  the   Manager)  if  the  plan  has  made  special
            arrangements with the Distributor.
         11)      Plan  termination  or  "in-service  distributions,"  if  the
            redemption    proceeds   are   rolled   over    directly   to   an
            OppenheimerFunds-sponsored IRA.
|_|   For  distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special  agreement with the Distributor  allowing this waiver.
|_|   For  distributions  from retirement  plans that have $10 million or more in plan assets and that have  entered into a special  agreement  with the Distributor.
|_|   For  distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers, financial advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers  of Class B, Class C and Class N Sales  Charges  of  Oppenheimer
      Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales  charges will not be applied to shares  purchased in certain types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N  contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:
|_|   Shares  redeemed  involuntarily,  as described in  "Shareholder  Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions  from accounts  other than  Retirement  Plans  following the death or disability of the last surviving  shareholder.  The death or disability must have occurred after the account was established,  and for  disability  you must  provide  evidence  of a  determination  of disability by the Social Security Administration.
|_|   The   contingent   deferred  sales  charges  are  generally  not  waived
         following  the death or  disability  of a grantor  or  trustee  for a trust  account.  The  contingent  deferred sales charges will only be waived in the  limited  case of the death of the trustee of a grantor trust or  revocable  living  trust for which the  trustee is also the sole  beneficiary.  The death or disability  must have occurred after the account was  established,  and for  disability  you must  provide evidence of a  determination  of  disability  by the Social  Security
         Administration.
|_|   Distributions  from accounts for which the  broker-dealer  of record has entered into a special  agreement with the Distributor  allowing this waiver.
|_|   Redemptions  of Class B shares held by  Retirement  Plans whose  records are  maintained  on a daily  valuation  basis by Merrill  Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.  Government Trust from accounts of clients of financial  institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions  requested in writing by a Retirement  Plan sponsor of Class
         C shares of an  Oppenheimer  fund in amounts of  $500,000 or more and made more than 12 months after the  Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9  from  Retirement  Plans or other employee  benefit plans for any of the following purposes:
         1) Following  the death or  disability  (as  defined in the  Internal
            Revenue  Code) of the  participant  or  beneficiary.  The death or
            disability  must  occur  after  the   participant's   account  was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To  make   distributions   required  under  a  Qualified  Domestic
            Relations  Order  or,  in  the  case  of  an  IRA,  a  divorce  or separation  agreement  described in Section  71(b) of the Internal
            Revenue Code.
         6) To meet the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
         7) To make  "substantially  equal periodic  payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed  redemptions  to  purchase  shares of a mutual  fund  (other  than a fund  managed  by  the  Manager  or a subsidiary of the Manager)  offered as an  investment  option in a
            Retirement  Plan if the plan has made  special  arrangements  with the Distributor.
         11)      Distributions  made  on  account  of a plan  termination  or
            "in-service" distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For  distributions  from a  participant's  account  under an
            Automatic  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the  aggregate  value  of the  distributions  does  not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic  Withdrawal
            Plan  for  an  account  other  than  a  Retirement  Plan,  if  the aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For   distributions   from   401(k)   plans   sponsored   by
            broker-dealers  that have entered into a special  arrangement with the Distributor allowing this waiver.
      Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
         Withdrawal  Plan from an account other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered  management  investment  companies or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares  sold to  present  or former  officers,  directors,  trustees  or employees  (and  their  "immediate  families"  as  defined  above  in
         Section  I.A.)  of the  Fund,  the  Manager  and its  affiliates  and retirement plans established by them for their employees.
IV.   Special  Sales  Charge   Arrangements   for   Shareholders   of  Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and  contingent  deferred sales charge rates and waivers for Class
A, Class B and Class C shares  described  in the  Prospectus  or  Statement of
Additional  Information  of the  Oppenheimer  funds are  modified as described below for certain persons who were  shareholders of the former Quest for Value
Funds. To be eligible,  those persons must have been  shareholders on November
24, 1995, when  OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.   Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund  Oppenheimer   Quest    International
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These  arrangements  also apply to  shareholders  of the following funds when  they  merged  (were  reorganized)  into  various  Oppenheimer  funds  on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest   for   Value   New   York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest      for     Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund        Quest    for    Value    California
   Tax-Exempt Fund

      All of the funds listed  above are  referred to in this  Appendix as the
"Former  Quest for  Value  Funds."  The  waivers  of  initial  and  contingent deferred  sales  charges  described  in this  Appendix  apply to  shares of an
Oppenheimer fund that are either:
|_|   acquired  by such  shareholder  pursuant  to an exchange of shares of an
         Oppenheimer  fund that was one of the Former  Quest for Value  Funds,
         or
|_|   purchased  by  such   shareholder  by  exchange  of  shares  of  another
         Oppenheimer fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases  by Groups  and  Associations.  The  following  table sets forth the initial  sales  charge  rates  for  Class A shares  purchased  by  members  of
"Associations"  formed for any purpose other than the purchase of  securities.
The rates in the table apply if that  Association  purchased  shares of any of the Former  Quest for Value  Funds or  received a proposal  to  purchase  such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial       Sales Initial  Sales  Charge Concession  as
Number  of   Eligible Charge  as  a %  of as a % of  Net  Amount % of  Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not 2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by  Associations  having 50 or more eligible  employees or members,  there is no initial sales charge on purchases of Class A shares, but those  shares are  subject to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

      Purchases  made under this  arrangement  qualify for the lower of either the sales  charge  rate in the table  based on the  number  of  members  of an
Association,  or the  sales  charge  rate  that  applies  under  the  Right of
Accumulation  described in the applicable  fund's  Prospectus and Statement of
Additional  Information.  Individuals  who qualify under this  arrangement for reduced  sales  charge  rates as members  of  Associations  also may  purchase shares for their  individual  or  custodial  accounts at these  reduced  sales charge rates, upon request to the Distributor.

|X|   Waiver  of  Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased by the  following  investors  are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders  who  were  shareholders  of the AMA  Family  of  Funds  on
            February  28,  1991 and who  acquired  shares of any of the Former
            Quest for Value Funds by merger of a  portfolio  of the AMA Family of Funds.
o     Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver  of  Class  A  Contingent   Deferred   Sales  Charge  in  Certain
Transactions.  The Class A contingent  deferred sales charge will not apply to redemptions  of Class A shares  purchased by the following  investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased  Class A shares from a dealer that is or was not permitted to receive a sales load or  redemption  fee imposed on a shareholder with  whom that  dealer  has a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for  Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following cases,  the contingent  deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer  fund. The shares must have been  acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer  fund that was a Former Quest for Value Fund or into which such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:
|_|   withdrawals  under an  automatic  withdrawal  plan  holding  only either
            Class B or  Class C  shares  if the  annual  withdrawal  does  not exceed 10% of the  initial  value of the account  value,  adjusted annually, and
|_|   liquidation of a shareholder's  account if the aggregate net asset value of shares  held in the account is less than the  required  minimum value of such accounts.

|X|   Waivers for  Redemptions  of Shares  Purchased on or After March 6, 1995
but Prior to  November  24,  1995.  In the  following  cases,  the  contingent deferred  sales charge will be waived for  redemptions  of Class A, Class B or
Class C shares of an  Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange  from an Oppenheimer  fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged.  Those shares must have been  purchased on or after March 6, 1995, but prior to November 24, 1995:
|_|   redemptions  following the death or disability of the shareholder(s) (as evidenced  by a  determination  of  total  disability  by the U.S.
            Social Security Administration);
|_|   withdrawals under an automatic  withdrawal plan (but only for Class B or
            Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
|_|   liquidation of a shareholder's  account if the aggregate net asset value of shares  held in the account is less than the  required  minimum account value.

      A  shareholder's  account  will  be  credited  with  the  amount  of any contingent  deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the  Oppenheimer  fund described in this section if the proceeds  are  invested  in the same  Class of shares in that fund or  another
Oppenheimer fund within 90 days after redemption.
V.    Special  Sales  Charge   Arrangements   for   Shareholders   of  Certain
      Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut   Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent  deferred sale charge rates and waivers for Class A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are  modified  as  described  below  for  those  Fund  shareholders  who  were shareholders of the following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on March 1,  1996,  when  OppenheimerFunds,  Inc.  became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut   Mutual   Total  Return
   Account
   Connecticut Mutual Government Securities Account   CMIA   LifeSpan    Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent  Deferred  Sales Charge.  Certain  shareholders  of a
Fund and the other  Former  Connecticut  Mutual Funds are entitled to continue to make  additional  purchases of Class A shares at net asset value  without a
Class A initial sales charge,  but subject to the Class A contingent  deferred sales  charge that was in effect  prior to March 18, 1996 (the "prior  Class A
CDSC").  Under the prior  Class A CDSC,  if any of those  shares are  redeemed within one year of purchase,  they will be assessed a 1%  contingent  deferred sales  charge on an amount  equal to the current  market value or the original purchase price of the shares sold,  whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons  whose  purchases  of Class A shares  of a Fund and  other
            Former  Connecticut  Mutual Funds were $500,000 prior to March 18,
            1996,  as a result of direct  purchases or  purchases  pursuant to
            the  Fund's   policies   on  Combined   Purchases   or  Rights  of
            Accumulation,  who still hold  those  shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose  intended  purchases  under a Statement of Intention entered  into prior to March 18,  1996,  with the  former  general distributor  of the Former  Connecticut  Mutual  Funds to purchase shares valued at $500,000 or more over a 13-month  period entitled those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

      Any of the  Class A shares of a Fund and the  other  Former  Connecticut
Mutual  Funds that were  purchased at net asset value prior to March 18, 1996, remain  subject to the prior  Class A CDSC,  or if any  additional  shares are
purchased  by  those   shareholders  at  net  asset  value  pursuant  to  this
arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser,  provided the total initial amount  invested in the
            Fund or any one or more of the  Former  Connecticut  Mutual  Funds totaled $500,000 or more,  including  investments made pursuant to the  Combined  Purchases,  Statement  of  Intention  and Rights of
            Accumulation  features  available  at  the  time  of  the  initial purchase and such  investment  is still held in one or more of the
            Former  Connecticut  Mutual  Funds or a Fund into  which such Fund merged;
         2) any  participant  in a  qualified  plan,  provided  that the total initial  amount  invested  by the  plan in the  Fund or any one or more of the Former  Connecticut  Mutual Funds totaled  $500,000 or more;
         3) Directors   of  the  Fund  or  any  one  or  more  of  the  Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee  benefit plans sponsored by Connecticut  Mutual Financial
            Services,  L.L.C.  ("CMFS"),  the prior  distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more  members  of a group of at least  1,000  persons  (and persons  who are  retirees  from such  group)  engaged in a common business,  profession,  civic  or  charitable  endeavor  or  other activity,  and the  spouses and minor  dependent  children of such persons,  pursuant to a marketing  program  between  CMFS and such group; and
         6) an  institution  acting as a fiduciary on behalf of an  individual or individuals,  if such  institution was directly  compensated by the  individual(s)  for recommending the purchase of the shares of the  Fund  or any one or more  of the  Former  Connecticut  Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases  of Class A shares  made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former  Connecticut  Mutual Funds described above.

      Additionally,  Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract issued in New York State by Connecticut  Mutual Life Insurance  Company  through the Panorama  Separate
Account which is beyond the applicable  surrender  charge period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the  Prospectus  and in this Appendix, above, the contingent  deferred sales charge will be waived for redemptions of
Class A and  Class B  shares  of a Fund  and  exchanges  of Class A or Class B shares  of a Fund  into  Class A or  Class B shares  of a  Former  Connecticut
Mutual  Fund  provided  that the  Class A or Class B shares  of the Fund to be redeemed or exchanged  were (i) acquired  prior to March 18, 1996 or (ii) were acquired by exchange from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for   retirement   distributions   (or   loans)   to   participants   or
      beneficiaries  from retirement  plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;
   5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or agency  thereof,  that is prohibited by applicable  investment laws from paying a sales charge or concession  in connection  with the purchase of shares of any registered investment management company;
   6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue of a merger, acquisition or similar reorganization transaction;
   7) in  connection  with  the  Fund's  right  to  involuntarily   redeem  or
      liquidate the Fund;
   8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement  plan  accounts  pursuant to an  Automatic
      Withdrawal  Plan but limited to no more than 12% of the  original  value annually; or
   9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures  set forth in the Fund's  Articles  of  Incorporation,  or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former  Shareholders of Advance America
      Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer U.S. Government
Trust,  Oppenheimer  Strategic Income Fund and Oppenheimer Capital Income Fund
who  acquired  (and  still  hold)  shares  of those  funds as a result  of the
reorganization   of  series  of  Advance   America  Funds,   Inc.  into  those
Oppenheimer  funds on October 18, 1991, and who held shares of Advance America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales  Charge  Waivers  on  Purchases  of Class M Shares of  Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this section) may sell Class M shares at net asset value  without any initial sales charge to the classes of investors  listed below who, prior to March 11, 1996, owned  shares  of the  Fund's  then-existing  Class A and  were  permitted  to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former  officers,  directors,  trustees  and  employees  (and their  "immediate  families"  as defined in the Fund's  Statement  of
         Additional  Information) of the Fund, the Manager and its affiliates, and  retirement  plans  established  by them or the prior  investment advisor of the Fund for their employees,
|_|   registered  management  investment  companies  or  separate  accounts of insurance  companies  that had an  agreement  with the  Fund's  prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees,
|_|   employees and registered  representatives (and their spouses) of dealers
         or  brokers   described  in  the   preceding   section  or  financial
         institutions  that have  entered into sales  arrangements  with those dealers  or  brokers  (and  whose  identity  is  made  known  to  the
         Distributor)  or with  the  Distributor,  but  only if the  purchaser certifies  to the  Distributor  at the  time  of  purchase  that  the purchaser meets these qualifications,
|_|   dealers,  brokers,  or registered  investment  advisors that had entered into an agreement with the  Distributor  or the prior  distributor of the Fund specifically  providing for the use of Class M shares of the
         Fund  in  specific   investment  products  made  available  to  their
         clients, and
|_|   dealers,  brokers or  registered  investment  advisors  that had entered into an agreement with the  Distributor  or prior  distributor of the
         Fund's  shares  to  sell  shares  to  defined  contribution  employee retirement plans for which the dealer,  broker, or investment advisor provides administrative services.

Oppenheimer Emerging Technologies Fund

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm

      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019
1234

PX765.001.1204

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                    OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 22.  Exhibits
------------------

(a)   Declaration of Trust dated February 25, 2000:  Previously filed with the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

(b)   By-Laws:  Previously  filed with the Initial  Registration  Statement of the Fund (Reg. No. 333-32108), 3/10/00, and incorporated by reference.

(c)   (i)  Specimen  Class A Share  Certificate:  Previously  filed  with  the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

      (ii)  Specimen  Class B Share  Certificate:  Previously  filed  with the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

      (iii)  Specimen  Class C Share  Certificate:  Previously  filed with the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment No. 1,  (12/14/00),  and  incorporated herein by reference.

      (v)  Specimen  Class Y Share  Certificate:  Previously  filed  with  the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

(d)   (i)         Amended and Restated  Investment  Advisory  Agreement  dated
January 1, 2004: Filed herewith .

(e)   (i) General  Distributor's  Agreement  dated 4/25/00:  Previously  filed with Registrant's  Pre-Effective Amendment No. 3, (4/25/00),  and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Amended and  Restated  Retirement  Plan for  Non-Interested  Trustees or
Directors dated 8/9/01:  Previously filed with Post-Effective Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

(g)   (i) Global  Custodial  Services  Agreement dated July 15, 2003,  between
Registrant  and  Citibank,  N.A.:  Previously  filed  with  the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001, as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the Registration
Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel  dated  4/25/00:  Previously  filed with
Registrant's  Pre-Effective  Amendment  No.  3,  (4/25/00),  and  incorporated herein by reference.

(j)   Independent Auditors' Consent: To be filed with Amendment.

(k)   Not applicable.

(l)   Investment   Letter   dated  4/7/00  from   OppenheimerFunds,   Inc.  to
Registrant:  Previously filed with Registrant's Pre-Effective Amendment No. 3,
(4/25/00), and incorporated herein by reference.

(m)   (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated April 15, 2004: under rule 12b-1 of the Investment  Company Act of 1940:
filed herewith.

      (ii)  Distribution  and Service  Plan and  Agreement  for Class B shares dated  April  25,  2000:  Previously  filed  with  Registrant's  Pre-Effective
Amendment No. 3, (4/25/00), and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class C shares dated 2/18/04 underl Rule 12b-1 of the  Investment  Company
Act of 1940: Filed herewith..

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated  October 12, 2000.  Previously  filed with  Registrant's  Post-Effective
Amendment No. 1, (12/14/00), and incorporated , herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
09/15/04:  previously  filed  with  Post-Effective  Amendment  No.  24 to  the
Registration  Statement of Oppenheimer Cash Reserves Fund (Reg. No. 33-23223),
09/27/04, and incorporated herein by reference.

(o)   (i) Powers of Attorney for Brian Wixted, all Trustees/Directors;  except for Mary Miller:  Previously filed with Post-Effective Amendment No. 62 to the
Registration   Statement  of  Oppenheimer  Growth  Fund  (Reg.  No.  2-45272),
10/22/04, and incorporated herein by reference

      (ii.)  Powers  of  Attorney  for  Mary  Miller:  Previously  filed  with
Post-Effective  Amendment No. 79 to the Registration  Statement of Oppenheimer
Global  Fund  (Reg.  No.  2-31661),   11/26/04,  and  incorporated  herein  by
reference.

(p)   Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated May
15, 2002 under Rule 17j-1 of the  Investment  Company Act of 1940:  Previously
filed with  Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/21/02,  and  incorporated herein by reference.

Item 23. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 24. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 22(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.    and    Centennial     Asset    Management
                               Corporation;    Senior    Vice    President    of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary of OppenheimerFunds Distributor,  Inc.,
Vice President & Secretary     Centennial    Asset    Management    Corporation,
                               Oppenheimer    Partnership    Holdings,     Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder  Services,  Inc.,  HarbourView  Asset
                               Management Corporation,  OFI Private Investments,
                               Inc., OFI Institutional  Asset  Management,  Inc.
                               and  OppenheimerFunds  Legacy Program;  Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly  President of Lorac  Technologies,  Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer   of    OppenheimerFunds,    Inc.   and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice  President of HarbourView  Asset  Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly  an  Assistant   Vice   President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment  Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds,  Distributor,
Vice President, Senior Counsel Inc. and of  Oppenheimer  Real Asset  Management,
                               Inc.;  Vice  President,  Assistant  Secretary and
                               Director   of   Centennial    Asset    Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Chairman: Rochester Division   Inc.;  Director of ICI Mutual Insurance  Company;
                               Governor of St. John's  College;  Chairman of the
                               Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February  2003)  prior  to which he was head
                               of  the  European   equities  desk  and  managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management,   Inc.  Formerly  Executive  Director
                               with  Miller  Anderson  Sherrerd,  a division  of
                               Morgan  Stanley  Investment  Management.   (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice President: Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice  President  (Director  of the  International
Vice President                 Division) of OFI Institutional  Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President and Assistant   OppenheimerFunds     Distributor,     Inc.    and
Secretary                      Shareholder  Services,  Inc.; Assistant Secretary
                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly       Vice       President,       Senior
Assistant Vice President       Analyst/Portfolio   Manager  at  Aladdin  Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly  managing  director of Kandilis  Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior  Trader/Portfolio  Engineer  at
Assistant Vice President       Jacobs Levy Equity  Management (June  1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly  a  Vice   President  of  Merrill  Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley  Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As  of  May  2003:   Chief   Executive   Officer,
Senior Vice President          President,  Senior Managing Director and Director
                               of HarbourView  Asset Management  Corporation and
                               OFI   Institutional   Asset   Management,   Inc.;
                               President,   Chairman  and  Director  of  Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice President & Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management,  Inc. Formerly an Executive  Director
                               and  Portfolio  Manager  with  Miller  Anderson &
                               Sherrerd,    a   division   of   Morgan   Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds  Distributor,  Inc.,
Chairman, President, Chief     Centennial    Asset    Management    Corporation,
Executive Officer & Director   HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,   Inc.,  OFI  Institutional
                               Asset  Management,  Inc.  and  Tremont  Advisers,
                               Inc.; Director of Trinity Investments  Management
                               Corporation;  President and  Management  Director
                               of Oppenheimer  Acquisition Corp.;  President and
                               Director  of  Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer Real Asset  Management,  Inc.;
                               Chairman  and Director of  Shareholder  Financial
                               Services,  Inc. and Shareholder  Services,  Inc.;
                               Executive  Vice  President  of  MassMutual   Life
                               Insurance  Company;  director of DLB  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June 2000 - August 2003) and  Portfolio
                               Manager and Senior Vice President  (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly,  Associate  Counsel at SunAmerica Asset
Assistant Vice President &     Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant  Vice  President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly,   Assistant  Vice  President  of  Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President,      Officer and  Management  Director of  Oppenheimer
Chief Financial Officer and    Acquisition  Corp.;  President  and  Director  of
Director                       Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation;  Chairman of
                               the Board,  Chief  Executive  Officer,  President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly,  Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly  a   consultant   for  Arthur   Andersen
Vice President                 (August  2001-February  2002);  director,  senior
                               quantitative    analyst   at   Brinson   Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly,  Manager  at BNP  Paribas  Cooper  Neff
Vice President                 Advisors (May 2001-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly  a  Director  for  ABN  Amro  Securities
Assistant Vice President       (July 2001-July 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly,  Director of Business Operations at AOL
Assistant Vice President       Time  Warner,  AOL Time  Warner  Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since  December  2001,  Secretary  of  OFI  Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly  a  Vice   President  of  Merrill  Lynch
Vice President                 (October 2001-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly   portfolio   manager   for   Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Centennial  Asset  Management  Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate  at Hoguet  Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds  International Ltd.;
Vice President                 Senior Vice President  (Managing  Director of the
                               International   Division)  of  OFI  Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly  Senior Vice  President  of  HarbourView
Senior Vice President          Asset   Management   Corporation  (May  1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.  and  OppenheimerFunds  Legacy
                               Program;  Treasurer and Chief  Financial  Officer
                               of OFI  Trust  Company;  Assistant  Treasurer  of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of  Tremont   Advisers,   Inc.  (as  of
Executive Vice President,      January  2002),   HarbourView   Asset  Management
Chief Investment Officer and   Corporation   and   OFI    Institutional    Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Senior Vice President and      Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,   Inc.;   Secretary   and
                               General   Counsel  of   Oppenheimer   Acquisition
                               Corp.;   Director  and  Assistant   Secretary  of
                               OppenheimerFunds  International Ltd.; Director of
                               Oppenheimer  Real Asset  Management,  Inc.;  Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

                               Position & Office                                 Position and Office
                               with Underwriter                                  with Registrant
Item 26. Principal Underwriter
------------------------------

(a)   OppenheimerFunds
Distributor,   Inc.   is   the
Distributor       of       the
Registrant's   shares.  It  is
also the  Distributor  of each
of   the   other    registered
open-end investment  companies
for  which   OppenheimerFunds,
Inc.    is   the    investment
adviser,  as described in Part
A and B of  this  Registration
Statement  and  listed in Item
25(b)      above       (except
Oppenheimer       Multi-Sector
Income    Trust)    and    for
MassMutual       Institutional
Funds.

(b)   The directors and
officers of the Registrant's
principal underwriter are:

Name & Principal
Business Address

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin J. Healy(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
Glen Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Road
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sandie Massaro(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Meister                   Vice President            None
1880 Hemlock Circle
Abinston, PA 19001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dustin Raring                   Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Avenue
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian Roche                       Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley                   Vice President            None
12863 Tradd Street, Apt. 1D
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Stablein                 Vice President            None
2131 Dunnigan NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY

10281-10080

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the     day of February  , 2005.

                        Oppenheimer Emerging Technologies Fund

                        By:  /s/ John V. Murphy*
                        ----------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Clayton K. Yeutter*      Chairman of the

---------------------------  Board of Trustees           February  , 2005
Clayton K.Yeutter

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer           February  , 2005
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        February   , 2005
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     February   , 2005

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     February  , 2005

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*          Trustee                     February  , 2005
----------------------
Mary F. Miller

/s/ Joel W. Motley*          Trustee                     February  , 2005

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                     February  , 2005

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     February  , 2005

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  February   ,
2005

----------------------------
Russell S. Reynolds, Jr.

*By:  /s/ Mitch Lindauer

        -----------------------------------------

         Mitch Lindauer, Attorney-in-Fact

                    Oppenheimer Emerging Technologies Fund

                        Post-Effective Amendment No. 6

                     Registration Statement No. 333-32108

                                EXHIBIT INDEX
                                -------------

Exhibit No. Description
----------- -----------

22(d)(ii)   Amended and Restated  Investment  Advisory Agreement dated January

1, 2004

22(m)(i)    Amended  and  Restated  Service  Plan and  Agreement  for  Class A
            shares   under Rule 12b-1 of the Investment Company Act of 1940.

         (iii)          Amended and  Restated  Distribution  and Service  Plan
            and  Agreement  for  Class  C  shares  under  Rule  12b-1  of  the
            Investment Company Act of 1940.